As filed with the Securities and Exchange Commission on February 15, 2001


                                                               File Nos. 33-6540
                                                                        811-5033

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 37

                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
                                AMENDMENT NO. 38

                          CITIFUNDS FIXED INCOME TRUST*
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                 388 GREENWICH STREET, NEW YORK, NEW YORK 10013
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 451-2010

      ROBERT I. FRENKEL, SEVEN WORLD TRADE CENTER, NEW YORK, NEW YORK 10048
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
             ROGER P. JOSEPH, BINGHAM DANA LLP, 150 FEDERAL STREET,
                           BOSTON, MASSACHUSETTS 02110



It is proposed that this filing will become effective (check appropriate box):
[ ] immediately upon filing pursuant to paragraph (b).
[ ] on (date) pursuant to paragraph (b).
[ ] 60 days after filing pursuant to paragraph (a)(1).
[X] on May 1, 2001 pursuant to paragraph (a)(1) of Rule 485.
[ ] 75 days after filing pursuant to paragraph (a)(2).
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      The Premium Portfolios, on behalf of Government Income Portfolio, has also executed this registration statement.

--------------------------------------------------------------------------------
* This filing relates solely to shares of the Trust's series Citi
  Short-Term U.S. Government Income Fund.

                                Explanatory Note

      The attached prospectus and Statement of Additional Information contain information which is subject to shareholder approval.

Citi(sm) Short-Term U.S. Government
  Income Fund

Citi Shares

D Shares

[Graphics Omitted]



Prospectus
____________, 2001




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

                                                                   CITIFUNDS(R)
                                                            -------------------
                                                            FIXED INCOME SERIES

   INVESTMENT PRODUCTS: NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

[Graphics Omitted]

TABLE OF CONTENTS

THE FUND .................................................................    3

YOUR ACCOUNT .............................................................    9

        Choosing a Class of Shares to Buy ................................    9

        How To Buy Shares ................................................    9

        Cititrade Investing ..............................................    9

        How The Price Of Your Shares Is Calculated .......................   10

        How To Sell Shares ...............................................   10

        Exchanges ........................................................   11

        Dividends ........................................................   11

        Tax Matters ......................................................   12

MANAGEMENT OF THE FUND ...................................................   12

        Distribution Arrangements ........................................   13


FINANCIAL HIGHLIGHTS .....................................................  A-1

CITI SHORT-TERM U.S. GOVERNMENT INCOME FUND

The Fund's goals are to generate current income and preserve the value of its shareholders' investment.


PRINCIPAL STRATEGIES
Citi Short-Term U.S. Government Income Fund invests in securities that are backed by the full faith and credit of the United States. The Fund invests in U.S. Treasury bills, notes and bonds, and obligations issued or guaranteed by U.S. government agencies or instrumentalities, including mortgage-backed securities guaranteed by the Government National Mortgage Association (GNMA), as long as the timely payment of interest and principal are backed by the U.S. government.

The Fund may use derivatives, such as financial futures and options on futures contracts, in order to protect (or "hedge") against changes in the prices of securities held or to be bought, or changes in interest rates, or to manage the maturity or duration of fixed income securities. The Fund may also invest in derivatives for non-hedging purposes, to enhance yields, price sensitivity, and potential gain.

The Fund is permitted to invest in bonds with any maturity. However, the Fund's dollar-weighted average maturity is normally expected to be three years or less.

Please note that the Fund invests in securities through an underlying mutual fund.

WHO MAY WANT TO INVEST
Citi Short-Term U.S. Government Income Fund may be an appropriate investment if you:

  o Are seeking to participate in the fixed income market.

  o Are seeking current income from your investments.

  o Are seeking the added protection against credit risk provided by U.S. government securities.

  o Have an investment horizon that is at least intermediate term -- typically at least three years.

PRINCIPAL RISKS
As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

MARKET RISK. This is the risk that the prices of securities will rise or fall due to changing economic, political or market conditions. Some securities held by the Fund may be quite volatile, meaning that their prices can change significantly in a short time.

INTEREST RATE RISK. In general, the prices of debt securities rise when interest rates fall, and fall when interest rates rise, although shorter term obligations are usually less sensitive to interest rate changes. A change in interest rates could cause the Fund's share price to go down.

INCOME RISK. If interest rates decline, the amount of income paid to you by the Fund as dividends may also decline.

CREDIT RISK. The Fund invests only in securities that are backed by the full faith and credit of the United States. These securities are generally thought to have minimal credit risk.

PORTFOLIO SELECTION. The success of the Fund's investment strategy depends in large part on the investment process. The portfolio managers may fail to pick securities that perform well because they are unable to predict accurately the direction of interest rates or to assess other economic factors. In that case, you may lose money, or your investment may not do as well as an investment in another fixed income fund.

PREPAYMENT AND EXTENSION RISK. The issuers of debt securities held by the Fund may be able to call a bond or prepay principal due on the securities, particularly during periods of declining interest rates. The Fund may not be able to reinvest that principal at attractive rates, reducing income to the Fund, and the Fund may lose any premium paid. The Fund would also lose the benefit of falling interest rates on the price of the repaid bond. On the other hand, rising interest rates may cause prepayments to occur at slower than expected rates. This effectively lengthens the maturities of the affected securities, making them more sensitive to interest rate changes and the Fund's share price more volatile. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. Mortgage-backed securities, including collateralized mortgage obligations or CMOs, are particularly susceptible to prepayment risk and their prices may be more volatile than a security having no pre-payment option.

DERIVATIVES. The Fund's use of derivatives such as futures and options on futures contracts, particularly when used for non-hedging purposes, may be risky. This practice could result in losses that are not offset by gains on other portfolio assets, causing the Fund's share price to go down. In addition, the Fund's ability to use derivatives successfully depends on the manager's ability to accurately predict movements in interest rates and other economic factors and the availability of liquid markets. If the manager's predictions are wrong, or if the derivatives do not work as anticipated, the Fund could suffer greater losses than if the Fund had not used derivatives.

The derivatives purchased by the Fund are standardized contracts traded on commodities exchanges or boards of trade. This means that the exchange or board of trade guarantees counterparty performance. Derivatives may not be available on terms that make economic sense (for example, they may be too costly).

MORE ON THE FUND'S INVESTMENTS AND RISKS
INVESTMENTS. The Fund invests in debt securities that are backed, as to timely repayment of principal and interest, by the full faith and credit of the U.S. Government. The Fund may also invest in obligations of foreign governments that are guaranteed by the U.S. government. Even if the U.S. government or one of its agencies guarantees principal and interest payments, the market price of the security is not insured and may be volatile.

The Fund may invest up to 80% of its assets in mortgage-backed securities that are direct pass-through certificates called "GNMAs" or in collateralized mortgage obligations that are backed by GNMAs. GNMAs are securities backed by a pool of mortgages guaranteed as to payment and principal by the Government National Mortgage Association.

The Fund may hold cash pending investment, and may invest in money market instruments, repurchase agreements and reverse repurchase agreements for cash management purposes. The Fund may also lend its portfolio securities or sell its securities short, as long as, in the case of a short sale, the Fund owns, or has the right to obtain, the securities being sold short.

The Fund may use other strategies and invest in other securities that are described in the Statement of Additional Information. However, the Fund may not use all of the strategies and techniques or invest in all of the types of securities described in this prospectus or in the Statement of Additional Information. The Fund's goals may be changed without shareholder approval. Of course, there can be no assurance that the Fund will achieve its goals.

DEFENSIVE STRATEGIES. The Fund may, from time to time, take temporary defensive positions in attempting to respond to adverse market, political or other conditions. When doing so, the Fund may invest without limit in money market instruments and other very short-term instruments. The income on money market and other very short-term instruments is likely to be less than the income on the debt obligations generally purchased by the Fund.

INVESTMENT STRUCTURE. The Fund does not invest directly in securities but instead invests through an underlying mutual fund, Government Income Portfolio, which has the same investment goals and strategies as the Fund. Government Income Portfolio buys, holds and sells securities in accordance with these goals and strategies. Unless otherwise indicated, references to the Fund in this prospectus include the underlying fund. The Fund may stop investing in its underlying mutual fund at any time, and will do so if the Fund's Trustees believe that to be in the best interests of the Fund's shareholders. The Fund could then invest in another mutual fund or pooled investment vehicle or invest directly in securities.

MANAGEMENT STYLE. Managers of mutual funds use different styles when selecting securities to purchase. In selecting securities to buy for the Fund, the manager first establishes the overall duration of the portfolio and its yield curve position, based upon the portfolio managers' outlook on the economy, prospects for economic growth and inflation, and the U.S. government bond market. The portfolio managers then allocate the portfolio between the two primary sectors of the U.S. government securities market, U.S. Treasury and agency obligations, in an attempt to maximize exposure to securities providing the best relative values. The portfolio managers then choose individual securities based upon their relative value within their sector. The portfolio managers use this same approach when deciding which securities to sell. Securities are sold when the Fund needs cash to meet redemptions, or when the portfolio managers believe that better opportunities exist or that the security no longer fits within the managers' overall strategies for achieving the Fund's goals.

The Fund is actively managed. Although the portfolio managers attempt to minimize portfolio turnover, from time to time the Fund's annual portfolio turnover rate may exceed 100%. The sale of securities may produce capital gains, which, when distributed, are taxable to investors. Active trading may also increase the amount of commissions or mark-ups the Fund pays to brokers or dealers when it buys and sells securities. The "Financial Highlights" section of this prospectus shows the Fund's historical portfolio turnover rate.

FUND PERFORMANCE
The bar chart indicates the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance does not necessarily indicate how the Fund will perform in the future. The bar chart shows the performance of the Fund's Citi Shares for each of the past 10 full calendar years.

The table indicates the risks of investing in the Fund by comparing the average annual total return of each class for the periods shown with that of the Lehman 1-3 Year U.S. Government Index, a broad measure of market performance.


D Shares are newly offered. D Shares' performance would have been higher than that shown for Citi Shares because of lower D Shares expenses.

The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down.

CITI SHORT-TERM U.S. GOVERNMENT INCOME FUND
ANNUAL TOTAL RETURNS

               1991                               13.80%
               1992                                5.56%
               1993                                6.08%
               1994                               (1.72)%
               1995                               11.48%
               1996                                3.02%
               1997                                6.11%
               1998                                6.33%
               1999                                2.07%
               2000                                 xx %


QUARTERLY RETURNS:
(FOR CALENDAR QUARTERS COVERED BY THE BAR CHART)

Highest:                     % in      quarter
Lowest:                      % in      quarter

Year to date performance as of 3/31/01:     %

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2000

                                    1 Year      5 Years      10 Years
-----------------------------------------------------------------------
Citi Shares                              %            %             %
D Shares*                              N/A          N/A           N/A
Lehman 1-3 Year
  U.S. Gov't. Index                      %            %             %

* There were no D Shares outstanding for the calendar year ended December 31, 2000.
For up-to-date yield information, please call 1-800-995-0134, toll-free, or contact your account representative. If you are a Cititrade(R) customer, please call 1-888-663-CITI[2484], toll free.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Citi Shares of the Fund.


--------------------------------------------------------------------------------
    FEE TABLE
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    SHAREHOLDER FEES - fees paid directly from your investment

    SHARE CLASS                                        CITI SHARES     D SHARES
--------------------------------------------------------------------------------
                                                           None          None
--------------------------------------------------------------------------------
    ANNUAL OPERATING EXPENSES (% of average net assets)
    expenses deducted from Fund assets(1)
--------------------------------------------------------------------------------
    Management fees                                        0.55%         0.55%
    Distribution (12b-1) fees                              0.25%         None
    Other expenses (administrative and other expenses)         %             %
                                                           -----         -----
    Total annual operating expenses                            %*            %*

--------------------------------------------------------------------------------

    * Because some of the Fund's expenses were waived or
      reimbursed, actual total operating expenses for the
      prior fiscal year were:                                  %             %

    Fee waivers and reimbursements may be reduced or terminated at any time.

    (1) The Fund invests in securities through an underlying mutual fund, Government Income Portfolio. This table reflects the expenses of the Fund and Government Income Portfolio.

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--------------------------------------------------------------------------------
    EXPENSES ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------


    This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

      o you invest $10,000 in the Fund for the time periods indicated;

      o you reinvest all dividends;

      o you then sell all of your shares at the end of those periods;

      o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

      o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary fee caps.

    Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    CITI SHORT-TERM U.S. GOVERNMENT INCOME FUND
                          1 YEAR         3 YEARS         5 YEARS        10 YEARS
--------------------------------------------------------------------------------
    CITI SHARES             $               $               $             $
    D SHARES                $               $               $             $

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YOUR ACCOUNT


CHOOSING A CLASS OF SHARES TO BUY
You may purchase Citi Shares which are sold at net asset value with no initial or deferred sales charge. Citi Shares are subject to an ongoing service fee. Citi Shares is the class of shares generally available for purchase by investors. D Shares are sold at net asset value with no initial or deferred sales charge. D Shares are not subject to an ongoing service fee. You may purchase D Shares only if you are participating in certain investment programs. D Shares also are offered to certain tax-exempt employee benefit and retirement plans. For more information about these programs, please call 1-800-995-0134. Each share class may not be available for purchase by every investor.

HOW TO BUY SHARES
Shares of the Fund are offered continuously and purchases may be made Monday through Friday, except on certain holidays. Shares may be purchased from the Fund's distributor, a broker-dealer, financial intermediary or financial institution, or the distributor's financial consultants (each called a Service Agent). Please call 1-800-995-0134 for information. You may also purchase shares directly from the Fund by calling the Fund's sub-transfer agent at 1-800-995-0134 between the hours of 8:00 a.m. and 4:00 p.m.

Please specify whether you are purchasing Citi or D Shares. If you fail to specify, Citi Shares will be purchased for your account.

The Fund does not, but your Service Agent may, impose a minimum initial or subsequent investment requirement.


Shares are purchased at net asset value the next time it is calculated after your order is received in proper form by the Fund. The Fund has the right to reject any purchase order or cease offering Fund shares at any time.

Your Service Agent will not transmit your purchase order for Fund shares until it receives the purchase price in federal or other immediately available funds. If you pay by check, the Service Agent transmits the order when the check clears.

If you hold your shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. If you wish to transfer your account, you may transfer it to another financial institution, or you may set up an account directly with the Fund's sub-transfer agent.

The Fund has a Systematic Investment Plan which allows you to automatically invest a specific dollar amount in your account on a periodic basis. For more information, please contact the Fund's sub-transfer agent at 1-800-995-0134 or, if you hold your shares through a Service Agent, your Service Agent. Cititrade customers should contact a Cititrade account representative at 1-888-663-CITI[2484] for more information.

CITITRADE(R) INVESTING
Shares may be purchased through the Cititrade Program by customers that have established a Cititrade Account. For more detailed information on how to open a Cititrade Account, please visit the Cititrade website at www.mycititrade.com, or call a Cititrade account representative at 1-888-663-CITI[2484].

Once you open your Cititrade Account, you will be subject to the general account requirements of the Cititrade Program, as described in the Cititrade account application, and will have access to all the electronic financial services made available from time to time over the Internet by the Cititrade Program. This prospectus is readily available for viewing and printing on the Cititrade website. Please note that www.mycititrade.com is an inactive textual reference only, meaning that the information contained on the website is not part of this prospectus and is not incorporated herein by reference.

Investors who have established an account with Cititrade may receive shareholder information about the Fund electronically, unless they otherwise request to receive the information in paper format. Shareholder information includes prospectuses, financial reports, confirmations, proxy solicitations and financial statements. Cititrade shareholders may also receive other Fund-related correspondence through their e-mail account.

You may incur costs imposed by your Internet service provider for on-line access to shareholder documents and maintaining an e-mail account. The Fund reserves the right to deliver paper-based documents to investors in certain circumstances, at no cost to you.

Cititrade is a registered service mark of Citicorp.

HOW THE PRICE OF YOUR SHARES IS CALCULATED
You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order. The Fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The Fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). The Exchange is closed on certain holidays listed in the Statement of Additional Information.

When reliable market prices or quotations are not readily available, the Fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the Fund's Board of Trustees. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

HOW TO SELL SHARES
You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Fund's sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. Cititrade customers may redeem shares by contacting a Cititrade account representative at 1-888-663-CITI[2484]. All redemption requests must be in proper form, as determined by the sub-transfer agent. Each Service Agent is responsible for promptly submitting redemption requests to the Fund's sub-transfer agent. For your protection, the Fund may request documentation for large redemptions or other unusual activity in your account.

The Fund has a Systematic Withdrawal Plan which allows you to automatically withdraw a specific dollar amount from your account on a regular basis. You must have at least $10,000 in your account to participate in this program. For more information, please contact the Fund's sub-transfer agent at 1-800-995-0134 or, if you hold your shares through a Service Agent, your Service Agent. Cititrade customers should contact a Cititrade account representative at 1-888-663-CITI [2484] for more information.

The price of any redemption of Fund shares will be the NAV the next time it is calculated after your redemption request has been received by the transfer agent. Fund shares are redeemed without a sales charge.

Your account will be credited with your redemption proceeds in federal funds normally on the third business day after you sell your shares but, in any event, within seven days. Your redemption proceeds may be delayed for up to ten days if your purchase was made by check. Your redemption proceeds may also be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists. The Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

Your account balance with the Fund may be subject to a $500 minimum. If so, the Fund reserves the right to close your account if it falls below $500 because of redemptions. You will have 60 days to make an additional investment. If you do not increase your balance, the Fund may close your account and send the proceeds to you. Your shares will be sold at NAV on the day your account was closed.

EXCHANGES
Shares may be exchanged for shares of any other Fund offered in the no-load family of CitiFunds(R). CitiFunds is a registered service mark of Citicorp. You may place exchange orders through the sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. You may place exchange orders by telephone if your account application permits. The sub-transfer agent or your Service Agent can provide you with more information.

Cititrade customers may exchange Fund shares by contacting a Cititrade account representative at 1-888-663-CITI [2484].

There is no sales charge on Fund shares you get through an exchange.

The exchange privilege may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

All share classes may not be available upon exchange.

DIVIDENDS
Citi Short-Term U.S. Government Income Fund pays substantially all of its net income (if any) from dividends to its shareholders of record as a dividend monthly.

The Fund's net realized short-term and long-term capital gains, if any, will be distributed to Fund shareholders at least semi-annually. The Fund may also make additional distributions to shareholders to the extent necessary to avoid the application of the 4% non-deductible excise tax on certain undistributed income and net capital gains of mutual funds.

Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

TAX MATTERS
This discussion of taxes is very general. You should consult your own tax adviser about your particular situation, and the status of your account under state and local law.

TAXABILITY OF DISTRIBUTIONS; FEDERAL INCOME TAXES. You will normally have to pay federal income taxes on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions designated by the Fund as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. Some distributions paid in January may be taxable to you as if they had been paid the previous December. Each year the Fund will mail you a report of your distributions for the prior year and how they are treated for federal tax purposes.

Fund distributions will reduce the Fund's net asset value per share. As a result, if you buy shares just before the Fund makes a distribution, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

STATE AND LOCAL TAXES. Generally, you will have to pay state or local taxes on Fund dividends and other distributions, although distributions derived from interest on U.S. government obligations may be exempt from certain state and local taxes.

BACKUP WITHHOLDING. The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. The Fund may be required to withhold (and pay over to the IRS for your credit) 31% of certain distributions and proceeds it pays you if you fail to provide this information or otherwise violate IRS regulations.

FOREIGN SHAREHOLDERS. If you are not a citizen or resident of the U.S., the Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes. Fund distributions received by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

TAXABILITY OF TRANSACTIONS. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

MANAGEMENT OF THE FUND


MANAGER. The Fund's investment manager is SSB Citi Mutual Fund Management Inc., a subsidiary of Citigroup Inc. established to take over the investment advisory operations of Citibank, N.A. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the Fund's investments and oversees its operations. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

Denise Guetta has served as manager of the Fund since April 1997. Ms. Guetta is a Senior Portfolio Manager responsible for managing institutional liquidity and short-duration portfolios. Ms. Guetta has over thirteen years of investment experience. She became a Vice President of Citibank in . Prior to joining Citibank in 1996, she was a portfolio manager at Fischer Francis Trees and Watts, Inc., managing leveraged risk positions in the U.S. Treasury and Canadian markets.

MANAGEMENT FEES. For the Fund's fiscal year ended December 31, 2000, the Fund paid management fees totaling % of the Fund's average daily net assets.

DISTRIBUTION ARRANGEMENTS
The Fund has two classes of shares, Citi Shares and D Shares. These classes have different expense levels. The Fund does not charge any sales loads or deferred sales loads in connection with the purchase of Citi or D Shares.


The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.

FINANCIAL HIGHLIGHTS
To be added by amendment.

The Statement of Additional Information (SAI) provides more details about the Fund and its policies. The SAI is incorporated by reference into this prospectus and is legally part of it.

Additional information about the Fund's investments is included in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance.

The Annual and Semi-Annual Reports for the Fund list its portfolio holdings and describe its performance.

To obtain free copies of the Fund's SAI and the Fund's Annual and Semi-Annual Reports, when available, or to make other inquiries, please call 1-800-995-0134 toll-free. Cititrade customers should contact a Cititrade account representative at 1-888-663-CITI [2484].

The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at: (202) 942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


SEC File Number 811-5034



CIT0024

                                                                  Statement of
                                                        Additional Information
                                                                        , 2001


CITI(SM) SHORT-TERM U.S. GOVERNMENT INCOME FUND


    CitiFunds(R) Fixed Income Trust (the "Trust") is an open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on June 23, 1986. The Trust offers two classes of shares of Citi Short-Term U.S. Government Income Fund (the "Fund"), to which this Statement of Additional Information relates. The Trust invests all of the investable assets of the Fund in Government Income Portfolio (the "Portfolio"), which is a separate series of The Premium Portfolios, a trust organized under the laws of the State of New York (the "Portfolio Trust"). The address and telephone number of the Trust and the Portfolio Trust are 388 Greenwich Street, 23rd Floor, New York, New York 10013, 1-800-451-2010.


-------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
             NOT FDIC INSURED -- NO BANK GUARANTEE -- MAY LOSE VALUE
-------------------------------------------------------------------------------

TABLE OF CONTENTS                                                         PAGE
-----------------                                                         ----


 1. The Trust ...........................................................    2
 2. Investment Objectives and Policies; Special Information Concerning
    Investment Structure ................................................    2
 3. Description of Permitted Investments and Investment Practices .......    3
 4. Investment Restrictions .............................................   11
 5. Performance Information and Advertising .............................   12
 6. Determination of Net Asset Value; Valuation of Securities ...........   14
 7. Additional Information on the Purchase and Sale of Fund Shares ......   14
 8. Management ..........................................................   16
 9. Portfolio Transactions ..............................................   22
10. Description of Shares, Voting Rights and Liabilities ................   23
11. Tax Matters .........................................................   25
12. Financial Statements ................................................   26

    This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Fund's Prospectus, dated _________ __, 2001, by which shares of the Fund are offered. This Statement of Additional Information should be read in conjunction with the Prospectus. This Statement of Additional Information incorporates by reference the financial statements described on page 26 hereof. These financial statements can be found in the Fund's Annual Report to Shareholders. Please call 1-800-995-0134 toll free to obtain a Prospectus for the Fund. A Cititrade customer may obtain copies of the Fund's Prospectus and annual report without charge on the Cititrade website at www.mycititrade.com or by calling 1-888-663-CITI[2484].


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                1.  THE TRUST


    CitiFunds Fixed Income Trust (the "Trust") is an open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on June 23, 1986. The Trust was called Landmark U.S. Government Income Fund until its name was changed to Landmark Fixed Income Funds effective June 11, 1992. Effective March 2, 1998, the Trust's name was changed to CitiFunds Fixed Income Trust. This Statement of Additional Information describes Citi Short-Term U.S. Government Income Fund (the "Fund"), a series of the Trust. Prior to March 2, 1998, the Fund was called Landmark U.S. Government Income Fund and prior to September 4, 2000, the Fund was called CitiFunds Short-Term U.S. Government Income Portfolio. References in this Statement of Additional Information to the "Prospectus" are to the Prospectus, dated _________ __, 2001, of the Fund.


    The Fund is a diversified fund. The Fund is permitted to seek its investment objectives by investing all or a portion of its assets in one or more investment companies to the extent not prohibited by the Investment Company Act of 1940, as amended (the "1940 Act"), the rules and regulations thereunder, and exemptive orders granted under the 1940 Act. Currently, the Fund invests all of its investable assets in Government Income Portfolio (the "Portfolio"). The Portfolio is a series of The Premium Portfolios (the "Portfolio Trust") and is an open-end, diversified management investment company. The Portfolio has the same investment objectives and policies as the Fund.

    Under the 1940 Act, a diversified management investment company must invest at least 75% of its assets in cash and cash items, U.S. Government securities, investment company securities and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer.

    Because the Fund invests through the Portfolio, all references in this Statement of Additional Information to the Fund include the Portfolio, unless the context otherwise requires. In addition, references to the Trust include the Portfolio Trust, unless the context otherwise requires.


    SSB Citi Mutual Fund Management Inc. ("SSB Citi" or the "Manager") is the investment manager of the Fund and the Portfolio and also provides certain administrative services to the Fund and the Portfolio. The Manager manages the investments of the Portfolio from day to day in accordance with the Portfolio's investment objectives and policies. The selection of investments for the Portfolio and the way it is managed depend on the conditions and trends in the economy and the financial marketplaces.


    The Boards of Trustees of the Trust and the Portfolio Trust provide broad supervision over the affairs of the Fund and the Portfolio, respectively. Shares of the Fund are continuously sold by Salomon Smith Barney, Inc., the Fund's distributor ("Salomon Smith Barney" or the "Distributor").

                     2. INVESTMENT OBJECTIVES AND POLICIES;
               SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE

    The investment objectives of the Fund are to generate current income and preserve the value of its shareholders' investment.


    The investment objectives of the Fund may be changed without approval by the Fund's shareholders, but shareholders will be given written notice at least 30 days before any change is implemented.

    As noted above, the Fund does not invest directly in securities, but instead invests all of its investable assets in the Portfolio, which has the same investment objectives and policies as the Fund. The Portfolio, in turn, buys, holds and sells securities in accordance with these objectives and policies. Of course, there can be no assurance that the Fund or the Portfolio will achieve their objectives. The Trustees of the Fund believe that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses that the Fund would incur if the assets of the Fund were invested directly in the types of securities held by the Portfolio.


    The Trust may withdraw the investment of the Fund from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Fund's assets would continue to be invested in accordance with its investment objectives and policies, either directly in securities or in another mutual fund or pooled investment vehicle having the same investment objectives and policies. If the Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities which may or may not be readily marketable or widely diversified.

    The Portfolio may change its investment objectives and certain of its investment policies and restrictions without approval by its investors, but the Portfolio will notify the Fund (which in turn will notify its shareholders) and its other investors at least 30 days before implementing any change in its investment objective. A change in investment objectives, policies or restrictions may cause the Fund to withdraw its investment in the Portfolio.

    Certain investment restrictions of the Portfolio described below under "Investment Restrictions" are fundamental and cannot be changed without approval by the investors in the Portfolio. When the Fund is asked to vote on certain matters concerning the Portfolio, the Fund will either hold a shareholder meeting and vote in accordance with shareholder instructions or otherwise vote in accordance with applicable rules and regulations. Of course, the Fund could be outvoted, or otherwise adversely affected by other investors in the Portfolio.

    The Portfolio may sell interests to investors in addition to the Fund. These investors may be mutual funds which offer shares to their shareholders with different costs and expenses than the Fund. Therefore, the investment return for all investors in funds investing in the Portfolio may not be the same. These differences in returns are also present in other mutual fund structures. Information about other holders of interests in the Portfolio is available from the Fund's distributor, Salomon Smith Barney.

        3. DESCRIPTION OF PERMITTED INVESTMENTS AND INVESTMENT PRACTICES

    The Fund may, but need not, invest in all of the investments and utilize any or all of the investment techniques described below and in the Prospectus. The selection of investments and the utilization of investment techniques depend on, among other things, the Manager's investment strategies for the Fund, conditions and trends in the economy and financial markets and investments being available on terms that, in the Manager's opinion, make economic sense.

    The Prospectus contains a discussion of the principal investment strategies of the Fund and the principal risks of investing in the Fund. The following supplements the information contained in the Prospectus concerning the investment policies and techniques of the Fund. The policies described herein are not fundamental and may be changed without shareholder approval.

U.S. GOVERNMENT SECURITIES

    The Fund invests in debt obligations that are backed, as to the timely payment of interest and principal, by the full faith and credit of the U.S. Government.

    The debt obligations in which assets of the Fund are invested include (1) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to 10 years), and U.S. Treasury bonds (generally maturities of greater than 10 years); and (2) obligations issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities. The Fund may only invest in obligations issued or guaranteed by U.S. Government agencies if such obligations are backed, as to the timely payment of interest and principal, by the full faith and credit of the U.S. Government, e.g., direct pass-through certificates of the Government National Mortgage Association.

    When and if available, U.S. Government obligations may be purchased at a discount from face value. However, it is not intended that such securities will be held to maturity for the purpose of achieving potential capital gains, unless current yields on these securities remain attractive.

    Although U.S. Government obligations which are purchased for the Fund may be backed, as to the timely payment of interest and principal, by the full faith and credit of the U.S. Government, shares of the Fund are neither insured nor guaranteed by the U.S. Government or its agencies, authorities or instrumentalities.

    The Manager intends to fully manage the investments of the Fund by buying and selling U.S. Government obligations, and by entering into repurchase agreements covering such obligations, as well as by holding selected obligations to maturity. In managing the Fund's investments, the Manager seeks to maximize the return for the Fund by taking advantage of market developments and yield disparities, which may include use of the following strategies:

        (1) shortening the average maturity of the Fund's securities in anticipation of a rise in interest rates so as to minimize depreciation of principal;

        (2) lengthening the average maturity of the Fund's securities in anticipation of a decline in interest rates so as to maximize appreciation of principal;

        (3) selling one type of U.S. Government obligation (e.g., Treasury bonds) and buying another (e.g., GNMA direct pass-through certificates) when disparities arise in the relative values of each; and

        (4) changing from one U.S. Government obligation to an essentially similar U.S. Government obligation when their respective yields are distorted due to market factors.

    These strategies may result in increases or decreases in the Fund's current income and in the holding for the Fund of obligations which sell at moderate to substantial premiums or discounts from face value. Moreover, if the Manager's expectations of changes in interest rates or its valuation of the normal yield relationship between two obligations proves to be incorrect, the Fund's income, net asset value and potential capital gain may be decreased or its potential capital loss may be increased.

    In order to enhance the stability of the value of shares of the Fund by reducing volatility resulting from changes in interest rates and other market conditions, the dollar weighted average maturity of the Fund's investment securities is generally three years or less. The Fund is managed to provide an income yield that is generally higher than those offered by money market funds, which have a share price which is more stable than the value of an investment in the Fund and which have a portfolio of investments with an average maturity which is shorter than the Fund's securities. It is intended that the Fund will have a share price that is more stable than the share price of other fixed income funds that have a longer term investment focus. Debt securities with longer maturities than those in which the assets of the Fund are invested generally tend to produce higher yields and are subject to greater market fluctuation as a result of changes in interest rates than debt securities with shorter maturities. At the same time, the securities in which the assets of the Fund are invested tend to produce lower yields and are subject to lower market fluctuation as a result of changes in interest rates than debt securities with longer maturities that tend to be purchased by longer term bond funds than the Fund. However, since available yields vary over time, no specific level of income can be assured. The income derived from an investment in the Fund increases or decreases in relation to the income received by the Fund from its investments, which in any case is reduced by the Fund's expenses.

REPURCHASE AGREEMENTS

    The Fund may invest in repurchase agreements. collateralized by securities in which the Fund may otherwise invest. Repurchase agreements are agreements by which the Fund purchases a security and simultaneously commits to resell that security to the seller (which is usually a member bank of the U.S. Federal Reserve System or a member firm of the New York Stock Exchange (or a subsidiary thereof)) at an agreed-upon date within a number of days (frequently overnight and usually not more than seven days) from the date of purchase. The resale price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security, usually U.S. Government or government agency issues. Under the 1940 Act, repurchase agreements may be considered to be loans by the buyer. The Fund's risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date. If the seller defaults, the underlying security constitutes collateral for the seller's obligation to pay although the Fund may incur certain costs in liquidating this collateral and in certain cases may not be permitted to liquidate this collateral. All repurchase agreements entered into by the Fund are fully collateralized, with such collateral being marked to market daily.

REVERSE REPURCHASE AGREEMENTS

    The Fund may enter into reverse repurchase agreements subject to the Fund's investment restriction on borrowing. Reverse repurchase agreements involve the sale of securities held by the Fund and the agreement by the Fund to repurchase the securities at an agreed-upon price, date and interest payment. When the Fund enters into reverse repurchase transactions, securities of a dollar amount equal in value to the securities subject to the agreement will be segregated. The segregation of assets could impair the Fund's ability to meet its current obligations or impede investment management if a large portion of the Fund's assets are involved. Reverse repurchase agreements are considered to be a form of borrowing by the Fund. In the event of the bankruptcy of the other party to a reverse repurchase agreement, the Fund could experience delays in recovering the securities sold. To the extent that, in the meantime, the value of the securities sold has changed, the Fund could experience a loss.

FUTURES CONTRACTS

    A futures contract is an agreement between two parties for the purchase or sale for future delivery of securities or for the payment or acceptance of a cash settlement based upon changes in the value of the securities or of an index of securities. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities called for by the contract at a specified price, or to make or accept the cash settlement called for by the contract, on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to acquire the securities called for by the contract at a specified price, or to make or accept the cash settlement called for by the contract, on a specified date. Futures contracts in the United States have been designed by exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on these markets, and the exchanges, through their clearing organizations, guarantee that the contracts will be performed as between the clearing members of the exchange. Futures contracts may also be traded on markets outside the U.S.

    While futures contracts based on debt securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, a futures contract is terminated by entering into an offsetting transaction. Brokerage fees will be incurred when the Fund purchases or sells a futures contract. At the same time such a purchase or sale is made, the Fund must provide cash or securities as a deposit ("initial deposit") known as "margin." The initial deposit required will vary, but may be as low as 1% or less of a contract's face value. Daily thereafter, the futures contract is valued through a process known as "marking to market," and the Fund may receive or be required to pay additional "variation margin" as the futures contract becomes more or less valuable. At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than the specific security that provides the standard for the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was entered into.

    The Fund may purchase or sell futures contracts to attempt to protect the Fund from fluctuations in interest rates, or to manage the effective maturity or duration of the Fund's portfolio in an effort to reduce potential losses or enhance potential gain, without actually buying or selling debt securities. For example, if interest rates were expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as if the Fund sold bonds that it owned, or as if the Fund sold longer-term bonds and purchased shorter-term bonds. If interest rates did increase, the value of the Fund's debt securities would decline, but the value of the futures contracts would increase, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similar results could be accomplished by selling bonds, or by selling bonds with longer maturities and investing in bonds with shorter maturities. However, by using futures contracts, the Fund avoids having to sell its securities.

    Similarly, when it is expected that interest rates may decline, the Fund might enter into futures contracts for the purchase of debt securities. Such a transaction would be intended to have much the same effect as if the Fund purchased bonds, or as if the Fund sold shorter-term bonds and purchased longer-term bonds. If interest rates did decline, the value of the futures contracts would increase.

    Although the use of futures for hedging, if correctly used, should tend to minimize the risk of loss due to a decline in the value of the hedged position (e.g., if the Fund sells a futures contract to protect against losses in the debt securities held by the Fund), they do not eliminate the risk of loss and at the same time the futures contracts limit any potential gain which might result from an increase in value of a hedged position.

    In addition, the ability effectively to hedge all or a portion of the Fund's investments through transactions in futures contracts depends on the degree to which movements in the value of the debt securities underlying such contracts correlate with movements in the value of the Fund's securities. If the security underlying a futures contract is different than the security being hedged, they may not move to the same extent or in the same direction. In that event, the Fund's hedging strategy might not be successful and the Fund could sustain losses on these hedging transactions which would not be offset by gains on the Fund's other investments or, alternatively, the gains on the hedging transaction might not be sufficient to offset losses on the Fund's other investments. It is also possible that there may be a negative correlation between the security underlying a futures contract and the securities being hedged, which could result in losses both on the hedging transaction and the securities. In these and other instances, the Fund's overall return could be less than if the hedging transactions had not been undertaken. Similarly, even where the Fund enters into futures transactions other than for hedging purposes, the effectiveness of its strategy may be affected by lack of correlation between changes in the value of the futures contracts and changes in value of the securities which the Fund would otherwise buy or sell.

    The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, there is the potential that the liquidity of the futures market may be lacking. Prior to expiration, a futures contract may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the contract market on which the futures contracts was originally entered into. While the Fund will establish a futures position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures contract at any specific time. In that event, it may not be possible to close out a position held by the Fund, which could require the Fund to purchase or sell the instrument underlying the futures contract or to meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on the ability effectively to use futures transactions for hedging or other purposes.

    The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by the exchanges, which limit the amount of fluctuation in the price of a futures contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

    Investments in futures contracts also entail the risk that if the Manager's investment judgment about the general direction of interest rates or other economic factors is incorrect, the Fund's overall performance may be poorer than if any such contract had not been entered into. For example, if the Fund hedged against the possibility of an increase in interest rates which would adversely affect the price of the Fund's bonds and interest rates decrease instead, part or all of the benefit of the increased value of the Fund's bonds which were hedged will be lost because the Fund will have offsetting losses in its futures positions. Similarly, if the Fund purchases futures contracts expecting a decrease in interest rates and interest rates instead increased, the Fund will have losses in its futures positions which will increase the amount of the losses on the securities in its portfolio which will also decline in value because of the increase in interest rates. In addition, in such situations, if the Fund has insufficient cash, the Fund may have to sell bonds from its investments to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so.

    Each contract market on which futures contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Manager does not believe that these trading and position limits would have an adverse impact on the Fund's strategies involving futures.

    CFTC regulations require compliance with certain limitations in order to assure that the Fund is not deemed to be a "commodity pool" under such regulations. In particular, CFTC regulations prohibit the Fund from purchasing or selling futures contracts (other than for bona fide hedging transactions) if, immediately thereafter, the sum of the amount of initial margin required to establish the Fund's non-hedging futures positions, together with any premiums on options on futures contracts (see "Options on Futures Contracts" below) used for non-hedging purposes, would exceed 5% of the Fund's net assets.

    The Fund will comply with this CFTC requirement, and the Fund currently intends to adhere to the additional policies described below. First, an amount of cash or liquid securities will be maintained by the Fund in a segregated account so that the amount so segregated, plus the applicable margin held on deposit, will be approximately equal to the amount necessary to satisfy the Fund's obligations under the futures contract. The second is that the Fund will not enter into a futures contract if immediately thereafter the amount of initial margin deposits on all the futures contracts held by the Fund would exceed approximately 5% of the net assets of the Fund. The third is that the aggregate market value of the futures contracts held by the Fund not generally exceed 50% of the market value of the Fund's total assets other than its futures contracts. For purposes of this third policy, "market value" of a futures contract is deemed to be the amount obtained by multiplying the number of units covered by the futures contract times the per unit price of the securities covered by that contract.

    The use of futures contracts potentially exposes the Fund to the effects of "leveraging," which occurs when futures are used so that the Fund's exposure to the market is greater than it would have been if the Fund had invested directly in the underlying securities. "Leveraging" increases the Fund's potential for both gain and loss. As noted above, the Fund intends to adhere to certain policies relating to the use of futures contracts, which should have the effect of limiting the amount of leverage by the Fund.

    The use of futures contracts may increase the amount of taxable income of the Fund and may affect the amount, timing and character of the Fund's income for tax purposes, as more fully discussed herein in the section entitled "Tax Matters."

OPTIONS ON FUTURES CONTRACTS

    The Fund may purchase and write options to buy or sell futures contracts in which the Fund may invest. Such investment strategies may be used for hedging purposes and for non-hedging purposes, subject to applicable law.

    An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract, in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of initial and variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

    A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date), as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profits or loss on the transaction.

    Options on futures contracts that are written or purchased by the Fund on U.S. exchanges are traded on the same contract market as the underlying futures contract, and, like futures contracts, are subject to regulation by the CFTC and the performance guarantee of the exchange clearinghouse. In addition, options on futures contracts may be traded on foreign exchanges.

    The Fund may cover the writing of call options on futures contracts (a) through purchases of the underlying futures contract, (b) through ownership of the instrument, or instruments included in the index underlying the futures contract, or (c) through the holding of a call on the same futures contract and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or
(ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or securities in a segregated account. The Fund may cover the writing of put options on futures contracts (a) through sales of the underlying futures contract, (b) through segregation of cash or liquid securities in an amount equal to the value of the security or index underlying the futures contract, (c) through the holding of a put on the same futures contract and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the difference is maintained by the Fund in cash or liquid securities in a segregated account. Put and call options on futures contracts may also be covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Upon the exercise of a call option on a futures contract written by the Fund, the Fund will be required to sell the underlying futures contract which, if the Fund has covered its obligation through the purchase of such contract, will serve to liquidate its futures position. Similarly, where a put option on a futures contract written by the Fund is exercised, the Fund will be required to purchase the underlying futures contract which, if the Fund has covered its obligation through the sale of such contract, will close out its futures position.

    The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities deliverable on exercise of the futures contract. The Fund will receive an option premium when it writes the call, and, if the price of the futures contract at expiration of the option is below the option exercise price, the Fund will retain the full amount of this option premium, which provides a partial hedge against any decline that may have occurred in the Fund's security holdings. Similarly, the writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities deliverable upon exercise of the futures contract. If the Fund writes an option on a futures contract and that option is exercised, the Fund may incur a loss, which loss will be reduced by the amount of the option premium received, less related transaction costs. The Fund's ability to hedge effectively through transactions in options on futures contracts depends on, among other factors, the degree of correlation between changes in the value of securities held by the Fund and changes in the value of its futures positions. This correlation cannot be expected to be exact, and the Fund bears a risk that the value of the futures contract being hedged will not move in the same amount, or even in the same direction, as the hedging instrument. Thus it may be possible for the Fund to incur a loss on both the hedging instrument and the futures contract being hedged.

    The Fund may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of projected changes in interest rates, the Fund could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by the Fund will increase prior to acquisition, due to a market advance or changes in interest rates, the Fund could purchase call options on futures contracts, rather than purchasing the underlying futures contracts.

FURTHER INFORMATION REGARDING DERIVATIVES

    Transactions in financial futures and options on futures contracts entered into for non-hedging purposes involve greater risk and could result in losses which are not offset by gains on other portfolio assets. Financial futures and options on futures contracts may be used alone or in combinations in order to create synthetic exposure to securities in which the Fund otherwise invests.

WHEN-ISSUED SECURITIES

    The Fund may purchase securities on a "when-issued" or on a "forward delivery" basis, meaning that delivery of the securities occurs beyond normal settlement times. In general, the Fund does not pay for the securities until received and does not start earning interest until the contractual settlement date. It is expected that, under normal circumstances, the Fund would take delivery of such securities but the Fund may sell them before the settlement date. When the Fund commits to purchase a security on a "when-issued" or on a "forward delivery" basis, it sets up procedures consistent with Securities and Exchange Commission ("SEC") policies. Since those policies currently require that an amount of the Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, the Fund expects always to have cash or liquid securities sufficient to cover any commitments or to limit any potential risk. However, even though the Fund does not intend to make such purchases for speculative purposes and intends to adhere to the provisions of SEC policies, purchases of securities on such bases may involve more risk than other types of purchases. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery. An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.

SHORT SALES "AGAINST THE BOX"

    In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund, in accordance with applicable investment restrictions, may engage in short sales only if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box."

    In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Fund engages in a short sale, the collateral for the short position is maintained for the Fund by the custodian or qualified sub-custodian. While the short sale is open, an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities are maintained in a segregated account for the Fund. These securities constitute the Fund's long position.

    The Fund does not engage in short sales against the box for investment purposes. The Fund may, however, make a short sale against the box as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security). In such case, any future losses in the Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced depends upon the amount of the security sold short relative to the amount the Fund owns. There are certain additional transaction costs associated with short sales against the box, but the Fund endeavors to offset these costs with the income from the investment of the cash proceeds of short sales.

    The Manager does not expect that more than 40% of the Fund's total assets would be involved in short sales against the box. The Manager does not currently intend to engage in such sales.

MORTGAGE-BACKED SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS

    The Fund may invest in mortgage-backed securities, which are securities representing interests in pools of mortgage loans, as long as they are backed by the full faith and credit of the United States Government. Interests in pools of mortgage-related securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by prepayments of principal resulting from the sale, refinancing or foreclosure of the underlying property, net of fees or costs which may be incurred. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages.

    The Fund may purchase mortgage-backed securities issued or guaranteed by the Government National Mortgage Association ("GNMA"). Obligations of GNMA are backed by the full faith and credit of the United States Government. Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value which may result in a loss.

    A portion of the Fund's assets may be invested in collateralized mortgage obligations ("CMOs"), which are debt obligations collateralized by mortgage loans or mortgage pass-through securities (such collateral collectively hereinafter referred to as "Mortgage Assets"); provided, however, that the CMOs are backed as to the timely payment of interest and principal by the full faith and credit of the U.S. Government. The Fund may also invest a portion of its assets in multi-class pass-through securities which are interests in a trust composed of Mortgage Assets; provided, however, that the Mortgage Assets are backed as to the timely payment of interest and principal by the full faith and credit of the U.S. Government. CMOs (which include multi-class pass-through securities) may be issued by agencies, authorities or instrumentalities of the U.S. Government or by private originators of or investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multi-class pass-through securities. In a CMO, a series of bonds or certificates is usually issued in multiple classes with different maturities. Each class of a CMO, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in various ways. In a common structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of the series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full.

    Even if the U.S. government or one of its agencies guarantees principal and interest payments of a mortgage-backed security, the market price of a mortgage-backed security is not insured and may be subject to market volatility. When interest rates decline, mortgage-backed securities experience higher rates of prepayment because the underlying mortgages are refinanced to take advantage of the lower rates. The prices of mortgage-backed securities may not increase as much as prices of other debt obligations when interest rates decline, and mortgage-backed securities may not be an effective means of locking in a particular interest rate. In addition, any premium paid for a mortgage-backed security may be lost when it is prepaid. When interest rates go up, mortgage-backed securities experience lower rates of prepayment. This has the effect of lengthening the expected maturity of a mortgage-backed security. This particular risk, referred to as "maturity extension risk," may effectively convert a security that was considered short or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities. Thus, rising interest rates would not only likely decrease the value of the Fund's fixed income securities, but would also increase the inherent volatility of the Fund by effectively converting short-term debt instruments into long-term debt instruments. As a result, prices of mortgage-backed securities may decrease more than prices of other debt obligations when interest rates go up.

    Determinations of average maturity of mortgage-backed securities take into account expectations of prepayments, which may change in different interest rate environments. The Fund will not consider it a violation of policy if its average maturity deviates from its normal range as a result of actual or expected changes in prepayments.

LENDING OF SECURITIES

    Consistent with applicable regulatory requirements and in order to generate income, the Fund may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral would be invested in high quality short-term instruments. Either party has the right to call a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and with respect to cash collateral would also receive compensation based on investment of cash collateral (subject to a rebate payable to the borrower). Where the borrower provides the Fund with collateral consisting of U.S. Treasury obligations, the borrower is also obligated to pay the Fund a fee for use of the borrowed securities. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Manager to be of good standing. In addition, the Fund could suffer a loss if the borrower terminates the loan and the Fund is forced to liquidate investments in order to return the cash collateral to the buyer. The Manager will make loans only when, in the judgment of the Manager, the consideration which can be earned currently from loans of this type justifies the attendant risk. If the Manager determines to make loans, it is not intended that the value of the securities loaned would exceed 30% of the market value of the Fund's total assets.

RULE 144A SECURITIES


    Consistent with applicable investment restrictions, the Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (the "Securities Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act ("Rule 144A securities"). However, the Fund will not invest more than 15% of its net assets (taken at market value) in illiquid investments, which include securities for which there is no readily available market, securities subject to contractual restrictions on resale and Rule 144A securities, unless, in the case of restricted securities, the Board of Trustees determines, based on the trading markets for the specific Rule 144A security, that it is liquid. The Trustees have adopted guidelines and, subject to oversight by the Trustees, have delegated to the Manager the daily function of determining and monitoring liquidity of Rule 144A securities.


PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS

    The Fund may invest up to 15% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

DEFENSIVE STRATEGIES

    The Fund may, from time to time, take temporary defensive positions in attempting to respond to adverse market, political or other conditions. When doing so, the Fund may invest without limit in money market instruments and other very short-term instruments, as long as the instruments purchased are backed by the full faith and credit of the United States. The income on money market and other very short-term instruments is likely to be less than the income on the debt obligations generally purchased by the Fund.

                         4.  INVESTMENT RESTRICTIONS


    The Trust, on behalf of the Fund, and the Portfolio Trust, on behalf of the Portfolio, have each adopted the following policies which may not be changed with respect to the Fund or the Portfolio without approval by holders of a majority of the outstanding voting securities of the Fund or Portfolio, which as used in this Statement of Additional Information means the vote of the lesser of
(i) voting securities representing 67% or more of the voting power of the Fund or Portfolio present at a meeting at which the holders of voting securities representing more than 50% of the voting power of the Fund or Portfolio are present or represented by proxy, or (ii) voting securities representing more than 50% of the voting power of the Fund or Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.


    Neither the Fund nor the Portfolio may:


        (1) Borrow Money: borrow money except to the extent such borrowing is not prohibited by the 1940 Act and exemptive orders granted under such Act.

        (2) Underwrite Securities: underwrite securities issued by other persons, except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund or the Portfolio may technically be deemed an underwriter under the Securities Act in selling a portfolio security.

        (3) Real Estate, Oil and Gas, Mineral Interests: purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, futures contracts and forward contracts) in the ordinary course of its business. The Fund and the Portfolio each reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, futures contract and forward contract) acquired as a result of the ownership of securities.

        (4) Senior Securities: issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contracts and futures contract and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

        (5) Make Loans: make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

        (6) Concentration: purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

    As an operating policy, all of the assets of the Fund and the Portfolio will be invested in obligations that are backed by the full faith and credit of the U.S. Government except that all or a portion of the assets of the Fund may be invested in a one or more investment companies, to the extent not prohibited by the 1940 Act, and exemptive orders granted under such Act, all of whose assets will be invested in obligations that are backed by the full faith and credit of the U.S. Government. This policy is not intended to prohibit the use of futures contracts on fixed income securities or options on futures contracts by the Fund or the Portfolio. This policy is not fundamental and may be changed without shareholder approval.

    As an operating policy, the Fund will not invest more than 15% of its net assets (taken at market value) in securities for which there is no readily available market. This policy is not fundamental and may be changed without shareholder approval.


    If a percentage restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held for the Fund is not considered a violation of policy. If the value of the Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

                   5. PERFORMANCE INFORMATION AND ADVERTISING

    Fund performance may be quoted in advertising, shareholder reports and other communications in terms of yield, effective yield or total rate of return. All performance information is historical and is not intended to indicate future performance. Yields and total rates of return fluctuate in response to market conditions and other factors, and the value of the Fund's shares when redeemed may be more or less than their original cost.

    The Fund may provide its period, annualized, cumulative and average annual "total rates of return." The "total rate of return" refers to the change in the value of an investment in the Fund over a stated period, reflects any change in net asset value per share and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. Period total rates of return may be "annualized." An "annualized" total rate of return assumes that the period total rate of return is generated over a one-year period. Average annual total return figures represent the average annual percentage change over the specified period. Cumulative total return figures are not annualized and represent the aggregate percentage or dollar value change over a stated period of time.

    A total rate of return quotation for the Fund is calculated for any period by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price per share on the first day of such period, and (b) subtracting 1 from the result. Any annualized total rate of return quotation is calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

    Average annual total return is a measure of the Fund's performance over time. It is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. The average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical $1,000 initial investment in Fund shares on the first day of the period, reducing the amount to reflect the maximum sales charge, and computing the redeemable value of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment dates during the period.

    Cumulative total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of a period, deducting (as applicable) the maximum sales charge and computing the "redeemable value" of that investment at the end of the period. The cumulative total return percentage is then determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains distributions by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Cumulative total return may also be shown as the increased dollar value of the hypothetical investment over the period.


    The Fund may provide annualized "yield" and "effective yield" quotations. The "yield" of the Fund refers to the income generated by an investment in the Fund over a 30-day or one-month period (which period is stated in any such advertisement or communication). This income is then annualized, that is, the amount of income generated by the investment over that period is assumed to be generated each month over a one-year period and is shown as a percentage of the public offering price on the last day of that period. The "effective yield" is calculated similarly, but when annualized the income earned by the investment during that 30-day or one-month period is assumed to be reinvested. The effective yield is slightly higher than the yield because of the compounding effect of this assumed reinvestment. A "yield" quotation, unlike a total rate of return quotation, does not reflect changes in net asset value.

    A current yield quotation for the Fund consists of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a 30 calendar day or one month period and is calculated by (a) raising to the sixth power the sum of 1 plus the quotient obtained by dividing the Fund's net investment income earned during the period by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends and the maximum public offering price per share on the last day of the period, (b) subtracting 1 from the result, and (c) multiplying the result by 2.

    In computing total rates of return and yield quotations, all Fund expenses are included. However, fees that may be charged directly to a shareholder by that shareholder's broker dealer, Service Agent or other financial intermediaries are not included. Of course, any such fees will reduce the shareholder's net return on investment.


    Any tax equivalent yield quotation of the Fund is calculated as follows: If the entire current yield quotation for such period is state tax-exempt, the tax equivalent yield would be the current yield quotation divided by 1 minus a stated income tax rate or rates. If a portion of the current yield quotation is not state tax-exempt, the tax equivalent yield would be the sum of (a) that portion of the yield which is state tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the yield which is not state tax-exempt.

    Set forth below is average annual total rate of return information for the Citi Shares (previously called "Class A shares") of the Fund for the periods indicated, assuming that dividends and capital gains distributions, if any, were reinvested. Commencing July 14, 2000, the Fund converted to a no-load fund, which means that there are no sales charges on the purchase or sale of Citi or D Shares. Also on that date, all outstanding shares of the Fund were designated Citi Shares. The Citi Share performance includes periods when sales charges applied to the purchase of Fund shares. D Shares are not yet offered as of the date of this Statement of Additional Information and performance information for D Shares currently is not available.


                                                               REDEEMABLE VALUE
                                                              OF A HYPOTHETICAL
                                            AVERAGE ANNUAL    $1,000 INVESTMENT
                                              TOTAL RATE          AT THE END
                                               OF RETURN        OF THE PERIOD
                                               ---------        -------------
CITI SHORT-TERM U.S. GOVERNMENT INCOME FUND
CITI SHARES
Ten years ended December 31, 2000 ..........         %            $
Five years ended December 31, 2000 .........         %            $
One year ended December 31, 2000 ...........         %            $

    The annualized yield of Citi Shares of the Fund for the 30-day period
ended December 31, 2000 was     %.


    Comparative performance information may be used from time to time in advertising shares of the Fund, including data from Lipper Analytical Services, Inc. and other industry sources and publications. From time to time the Fund may compare its performance against inflation with the performance of other instruments against inflation, such as FDIC-insured bank money market accounts. In addition, advertising for the Fund may indicate that investors should consider diversifying their investment portfolios in order to seek protection of the value of their assets against inflation. From time to time, advertising materials for the Fund may refer to or discuss current or past economic or financial conditions, developments and events.

    For advertising and sales purposes, the Fund will generally use the performance of Citi Shares. If the performance of D Shares is used for advertising and sales purposes, performance after class inception will be actual performance, while performance prior to that date will be Citi Shares performance, although this Citi Shares performance may not reflect the differences in fees and expenses between the classes. D Share performance generally would have been higher than Citi Shares performance, had the D Shares been offered for the entire period, because the expenses attributable to D Shares are lower than the expenses attributable to the Citi Shares.

          6. DETERMINATION OF NET ASSET VALUE; VALUATION OF SECURITIES

    The net asset value of each share of the Fund is determined for each class on each day during which the New York Stock Exchange (the "Exchange") is open for trading (a "Business Day"). As of the date of this Statement of Additional Information, the Exchange is open for trading every weekday except for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. This determination of net asset value is made once each day as of the close of regular trading on such Exchange (normally 4:00 p.m. Eastern time) by adding the market value of all securities and other assets attributable to the class (including its interest in the Portfolio), then subtracting the liabilities attributable to that class, and then dividing the result by the number of outstanding shares of the class. The net asset value per share is effective for orders received and accepted by the Distributor prior to its calculation.

    The value of the Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of each class of the Fund is determined. The net asset value of the Fund's investment in the Portfolio is equal to the Fund's pro rata share of the net assets of the Portfolio.

    Bonds and other fixed income securities (other than short-term obligations maturing in 60 days or less) held for the Fund are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees of the Trust. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Trust. Futures contracts are normally valued at the settlement price on the exchange on which they are traded. Securities for which there are no such valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees of the Trust.

    Interest income on long-term obligations held for the Fund is determined on the basis of interest accrued plus amortization of "original issue discount" (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued plus amortization of any premium.

        7. ADDITIONAL INFORMATION ON THE PURCHASE AND SALE OF FUND SHARES

    The Fund offers two classes of shares, Citi Shares and D Shares. Both Citi and D Shares of the Fund are sold at net asset value without an initial sales charge. There are no deferred sales charges when you sell your shares.


    Citi Shares may be purchased from the Distributor or a broker-dealer, financial intermediary, financial institution, or the Distributor's financial consultants (each called a "Service Agent"). Shares may be purchased through the Cititrade Program by customers that have established a Cititrade Account. For more detailed information on how to open a Cititrade Account, please visit the Cititrade website at www.mycititrade.com or call a Cititrade account representative at 1-888-663-CITI [2484].


    D Shares may be purchased from a Service Agent or from a Fund, but only if the investor is investing through certain qualified plans or certain dealer representatives. Service Agents may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds D Shares. D Shares held directly at the sub-transfer agent are not subject to a maintenance fee.


    Citi Shares of the Fund may pay distribution and service fees of up to 0.25% of the average daily net assets represented by these shares. D Shares are not subject to a distribution or service fee.


    During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone or Internet exchange or redemption. In such an event, another method of instruction, if available, should be considered. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a shareholder's identity by asking for the shareholder's name, address, telephone number, Social Security number, account number, or password identification number. If these or other reasonable procedures are not followed, the Fund or its transfer agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption or exchange by telephone.


SYSTEMATIC WITHDRAWAL PLAN. The Citi Shares' Systematic Withdrawal Plan permits you to have a specified dollar amount (minimum of $100 per withdrawal) automatically withdrawn from your account without a redemption fee on a regular basis if you have at least $10,000 in your Fund account at the time of enrollment. You are limited to one withdrawal per month under the Plan. You may receive your withdrawals by check, or have the monies transferred directly into your bank account. Or you may direct that payments be made directly to a third party. To participate in the Plan, you must complete the appropriate forms provided by the sub-transfer agent or, if you hold your shares through a Service Agent, by your Service Agent. Cititrade customers should contact a Cititrade account representative at 1-888-663-CITI[2484] for more information.


    The D Shares' Withdrawal Plan is available to shareholders of the Fund who own D Shares of the Fund with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made without a redemption fee under the Withdrawal Plan by redeeming as many D Shares of the Fund as may be necessary to cover the stipulated withdrawal payment. As it generally would not be advantageous to a shareholder to make additional investments in D Shares at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

    All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional D Shares of the Fund. A shareholder who purchases shares directly through the sub-transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the sub-transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact their Service Agent.

    To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the Fund, continued withdrawal payments will reduce the shareholder's investment, and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in the Fund.


SYSTEMATIC INVESTMENT PLAN. Citi and D Shares shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, a Service Agent or the sub-transfer agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by a Service Agent or the sub-transfer agent. The Systematic Investment Plan also authorizes the Fund to apply cash held in a D Shares shareholder's brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. For Cititrade customers, the Systematic Investment Plan authorizes the Fund to apply cash held in a Citi Shares shareholder's Cititrade Account to make additions to the account. For additional information, please contact the Fund's sub-transfer agent, or if you hold your shares through a Service Agent, your Service Agent.


    You may be able to invest in the Fund under one of several tax-sheltered plans. Such plans include IRAs, Keogh or Corporate Profit-Sharing and Money-Purchase Plans, 403(b) Custodian Accounts, and certain other qualified pension and profit-sharing plans. You should consult with the transfer agent and your tax and retirement advisers.

    Subject to compliance with applicable regulations, the Trust has reserved the right to pay the redemption price of shares of the Fund either totally or partially, by a distribution in kind of securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a holder of shares received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.

    The Trust may suspend the right of redemption or postpone the date of payment for shares of the Fund more than seven days during any period when (a) trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's investments or determination of its net asset value not reasonably practicable; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

    There are no conversion, preemptive or other subscription rights.

ADDITIONAL DEALER CONCESSIONS


    From time to time, the Fund's Distributor or SSB Citi, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of the Fund. Such concessions provided by the Fund's Distributor or SSB Citi may include financial assistance to dealers in connection with pre-approved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Fund, and/or other dealer-sponsored events. From time to time, the Fund's Distributor or SSB Citi may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.


                                  8. MANAGEMENT


    The Fund is supervised by the Board of Trustees of the Trust, and the Portfolio is supervised by the Board of Trustees of the Portfolio Trust. In each case, a majority of the Trustees are not affiliated with SSB Citi. In addition, a majority of the disinterested Trustees of the Fund are different from a majority of the disinterested Trustees of the Portfolio.

    The Trustees and officers of the Trust and the Portfolio Trust, their ages and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of the Trust or the Portfolio Trust. Unless otherwise indicated below, the address of each Trustee and officer is 388 Greenwich Street, New York, New York 10013.

TRUSTEES OF THE TRUST AND THE PORTFOLIO TRUST

ELLIOTT J. BERV; 58 - Chief Executive Officer, Rocket City Enterprises (Consulting, Publishing, Internet Services) (Since January 2000); President and Chief Executive Officer, Catalyst, Inc. (Management Consultants) (since June 1992); President and Director, Elliott J. Berv & Associates (Management Consultants) (since May 1984).

DONALD M. CARLTON; 63 - Director, American Electric Power (Electric Utility) (since 2000); Director, Valero Energy (Petroleum Refining) (since 1999); Consultant, URS Corporation (Engineering) (since 1999); Director, National Instruments Corp. (Technology) (since 1994); former Chief Executive Officer, Radian Corporation (Engineering) (from 1969 to 1996); former Chief Executive Officer Radian International L.L.C. (Engineering) (from 1996 to 1998).

A. BENTON COCANOUGHER; 62 - Trustee, Smith Barney Investment Series (Investment Company) (since 1989); Dean and Professor of Marketing, College and Graduate School of Business of Texas A & M University (since 1987); former Director, Randall's Food Markets, Inc. (from 1990 to September 1999); Director, First American Bank and First American Savings Bank (from 1994 to October 1999).

MARK T. FINN; 57 - President and Director, Delta Financial, Inc. (since June
1983); Chairman of the Board and part Owner, FX 500 Ltd. (Commodity Trading Advisory Firm) (April 1990 to February 1996); General Partner and Shareholder, Greenwich Ventures LLC (Investment Partnership) (since January 1996); President, Secretary, and Owner, Phoenix Trading Co. (Commodity Trading Advisory Firm) (since March 1997); Director, Chairman and Owner, Vantage Consulting Group, Inc. (since October 1988).

RILEY C. GILLEY; 74 - Vice President and General Counsel, Corporate Property Investors (November 1988 to December 1991); Partner, Breed, Abbott & Morgan (Attorneys) (retired, December 1987).

STEPHEN RANDOLPH GROSS; 52 - Director, Hotpalm.com, Inc. (Wireless Applications) (since May 2000); Partner, Capital Investment Advisory Partners (Consulting) (since January 2000); Director, United Telesis, Inc. (Telecommunications) (since January 1999); Managing Director, Fountainhead Ventures, L.L.C. (Consulting) (since March 1998); Director, ebank.com, Inc. (since January 1998); Director, Ikon Ventures, Inc. (since January 1998); Chairman, Gross, Collins & Cress, P.C. (Accounting Firm) (since 1979).

DIANA R. HARRINGTON; 61 - Professor, Babson College (since September 1994); Trustee, The Highland Family of Funds (March 1997 to March 1998).

SUSAN B. KERLEY; 49 - President, Global Research Associates, Inc. (Investment Research) (since September 1990); Trustee, Mainstay Institutional Funds (since December 1990).

HEATH B. MCLENDON*; 67 - President of the Trust and the Portfolio Trust; Chairman, President, and Chief Executive Officer of SSB Citi Fund Management LLC (formerly known as SSBC Fund Management, Inc.) (since March 1996); Managing Director of Salomon Smith Barney (since August 1993); President of Travelers Investment Adviser, Inc.; Chairman or Co-Chairman of the Board of seventy-one investment companies associated with Salomon Smith Barney. His address is 7 World Trade Center, New York, New York 10048.

ALAN G. MERTEN; 59 - Director, Re-route.com (Information Technology) (since
2000); Director, BTG, Inc. (Information Technology) (since 1997); President, George Mason University (since 1996); Director, Comshare, Inc. (Information Technology) (since 1985); former Director, Indus (Information Technology) (from 1995 to 1999); former Dean, Johnson Graduate School of Management of Cornell University (from 1989 to 1996).

C. OSCAR MORONG, JR.; 66 - Chairman of the Board of Trustees of the Trust; Managing Director, Morong Capital Management (since February 1993); Director, Indonesia Fund (1990 to 1999); Trustee, MAS Funds (since 1993).

R. RICHARDSON PETTIT; 58 - Professor of Finance, University of Houston (since
1977); former Managing Director, Windermere Investments (Financial Consulting) (from January 1997 to June 1997).

WALTER E. ROBB, III; 74 - President, Benchmark Consulting Group, Inc. (since
1991); Principal, Robb Associates (Corporate Financial Advisors) (since 1978); President and Treasurer, Benchmark Advisors, Inc. (Corporate Financial Advisors) (since 1989); Trustee of certain registered investment companies in the MFS Family of Funds (since 1985).


E. KIRBY WARREN; 66 - Professor of Management, Graduate School of Business, Columbia University (1987 to December 1999).


OFFICERS OF THE TRUST AND THE PORTFOLIO TRUST

HEATH B. McLENDON* (age 67) - President of the Trust and the Portfolio Trust; Chairman, President, and Chief Executive Officer of SSB Citi Fund Management LLC (since March 1996); Managing Director of Salomon Smith Barney (since August
1993); President of Travelers Investment Adviser, Inc.; Chairman or Co-Chairman of the Board of seventy-one investment companies associated with Salomon Smith Barney. His address is 7 World Trade Center, New York, New York 10048.

LEWIS E. DAIDONE* (age 43) - Senior Vice President and Treasurer of the Trust and the Portfolio Trust; Managing Director of Salomon Smith Barney; Chief Financial Officer of the Smith Barney mutual funds; Treasurer and Senior Vice President or Executive Vice President of sixty-one investment companies associated with Citigroup; Director and Senior Vice President of SSB Citi Fund Management LLC and TIA. His address is 125 Broad Street, New York, New York 10004.

IRVING DAVID* (age 40) - Controller of the Trust and the Portfolio Trust; Director of Salomon Smith Barney; formerly Assistant Treasurer of First Investment Management Company. Controller or Assistant Treasurer of fifty-three investment companies associated with Citigroup. His address is 125 Broad Street, New York, New York 10004.

FRANCES GUGGINO* (age 43) - Assistant Controller of the Trust and the Portfolio Trust; Vice President of Citibank, N.A. since February, 1991.

PAUL BROOK* (age 47) - Assistant Controller of the Trust and the Portfolio Trust; Director of Salomon Smith Barney; Controller or Assistant Treasurer of forty-three investment companies associated with Citigroup; from 1997-1998 Managing Director of AMT Capital Services Inc.; prior to 1997 Partner with Ernst & Young LLP. His address is 125 Broad Street, New York, New York 10004.

ANTHONY PACE* (age 35) - Assistant Treasurer of the Trust and the Portfolio Trust. Mr. Pace is Vice President - Mutual Fund Administration for Salomon Smith Barney Inc. Since 1986, when he joined the company as a Fund Accountant, Mr. Pace has been responsible for accounts payable, financial reporting and performance of mutual funds and other investment products.

MARIANNE MOTLEY* (age 42) - Assistant Treasurer of the Trust and the Portfolio Trust. Ms. Motley is Director - Mutual Fund Administration for Salomon Smith Barney Inc. Since 1994, when she joined the company as a Vice President, Ms. Motley has been responsible for accounts payable, financial reporting and performance of mutual funds and other investment products.

ROBERT I. FRENKEL, ESQ.* (age 46) - Secretary of the Trust and the Portfolio Trust. Mr. Frenkel is a Managing Director and General Counsel - Global Mutual Funds for SSB Citi Asset Management Group. Since 1994, when he joined Citibank, N.A. as a Vice President and Division Counsel, he has been responsible for legal affairs relating to mutual funds and other investment products.

THOMAS C. MANDIA, ESQ.* (age 39) - Assistant Secretary of the Trust and the Portfolio Trust. Mr. Mandia is a Vice President and Associate General Counsel for SSB Citi Asset Management Group. Since 1992, he has been responsible for legal affairs relating to mutual funds and other investment products.

ROSEMARY D. EMMENS, ESQ.* (age 31) - Assistant Secretary of the Trust and the Portfolio Trust. Ms. Emmens has been a Vice President and Associate General Counsel of SSB Citi Asset Management Group since 1998, where she has been responsible for legal affairs relating to mutual funds and other investment products. Before joining Citibank, N.A., Ms. Emmens was Counsel at The Dreyfus Corporation since 1995.

HARRIS GOLDBLAT, ESQ.* (age 31) - Assistant Secretary of the Trust and the Portfolio Trust. Mr. Goldblat has been an Associate General Counsel at SSB Citi Asset Management Group since April 2000, where he has been responsible for legal affairs relating to mutual funds and other investment products. From June 1997 to March 2000, he was an associate at the law firm of Stroock & Stroock & Lavan LLP, New York City, and from September 1996 to May 1997, he was an associate at the law firm of Sills Cummis Radin Tischman Epstein & Gross, Newark, NJ. From August 1995 to September 1996. Mr. Goldblat served as a law clerk to the Honorable James M. Havey, P.J.A.D., in New Jersey.

    The officers of the Trust and the Portfolio Trust also hold comparable positions with certain other funds for which Salomon Smith Barney or its affiliates serve as the distributor or administrator.

    The Trustees of the Trust received the following remuneration from the sources indicated below during its fiscal year ended December 31, 2000:


                                                             PENSION OR                              TOTAL COMPENSATION
                                                             RETIREMENT            ESTIMATED             FROM TRUST
                                       AGGREGATE          BENEFITS ACCRUED           ANNUAL           AND FUND COMPLEX
                                      COMPENSATION        AS PART OF FUND           BENEFITS              PAID TO
    TRUSTEE                           FROM FUND(1)            EXPENSES          UPON RETIREMENT         TRUSTEES(1)
    -------                           ------------            --------          ---------------         -----------


Elliott J. Berv(2)                       $                      None                  None                $
Donald M. Carlton(2)                     $                      None                  None                $
A. Benton Cocanougher(2)                 $                      None                  None                $
Mark T. Finn(2)                          $                      None                  None                $
Riley C. Gilley                          $                      None                  None                $
Stephen Randolph Gross(2)                $                      None                  None                $
Diana R. Harrington                      $                      None                  None                $
Susan B. Kerley                          $                      None                  None                $
Heath B. McLendon                        $                      None                  None                $
Alan G. Merten(2)                        $                      None                  None                $
C. Oscar Morong, Jr.                     $                      None                  None                $
R. Richardson Pettit(2)                  $                      None                  None                $
Walter E. Robb, III(2)                   $                      None                  None                $
E. Kirby Warren                          $                      None                  None                $
William Woods, Jr.(3)                    $                      None                  None                $

----------
  (1) Messrs. Berv, Carlton, Cocanougher, Finn, Gilley, Gross, McLendon, Merten, Morong, Pettit, Robb and Warren and
      Mses. Harrington and Kerley are Trustees of __, __, __, __, __, __, __, __, __, __, __ and __ funds or portfolios, respectively, in the family of open-end registered investment companies advised or managed by the Manager.

  (2) Messrs. Berv, Carlton, Cocanougher, Finn, Gross, Merten, Pettit and Robb became Trustees of the Trust as of
      ____________, 2001. Compensation for these Trustees is estimated for the fiscal year ending December 31, 2001.

  (3) Effective December 31, 1999, Mr. Woods became a Trustee Emeritus of the Trust. Per the terms of the Trust's
      Trustee Emeritus Plan, Mr. Woods serves the Board of Trustees in an advisory capacity. As a Trustee Emeritus, Mr.
      Woods is paid 50% of the annual retainer fee and meeting fees otherwise applicable to Trustees, together with reasonable out-of-pocket expenses for each meeting attended.



    As of             , 2001, all Trustees and officers as a group owned less
than 1% of the outstanding shares of the Fund. As of the same date, more than 95% of the outstanding shares of the Fund were held of record by SSB Citi or its affiliates, as Service Agents of the Fund for the accounts of their respective clients.

    The Declaration of Trust of each of the Trust and the Portfolio Trust provides that the Trust or the Portfolio Trust, as the case may be, will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust or the Portfolio Trust, as the case may be, unless, as to liability to the Trust, the Portfolio Trust or their respective investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust or the Portfolio Trust, as the case may be. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees of the Trust or the Portfolio Trust, or in a written opinion of legal counsel determined by the Trustees to be independent, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.


MANAGER


    The Manager manages the assets of the Fund and the Portfolio and provides certain administrative services to the Fund and the Portfolio pursuant to separate management agreements (each, a "Management Agreement"). Subject to such policies as the Board of Trustees of the Portfolio Trust may determine, the Manager manages the securities of the Portfolio and makes investment decisions for the Portfolio. The Manager furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolio's investments and effecting securities transactions for the Portfolio. The Management Agreement with the Portfolio Trust provides that the Manager may delegate the daily management of the securities of the Portfolio to one or more subadvisers.

    Unless otherwise terminated, the Management Agreement with the Trust relating to the Fund will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund, and, in either case, by a majority of the Trustees of the Trust who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

    Unless otherwise terminated, the Management Agreement with the Portfolio Trust relating to the Portfolio will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Board of Trustees of the Portfolio Trust or by a vote of a majority of the outstanding voting securities of the Portfolio, and, in either case, by a majority of the Trustees of the Portfolio Trust who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

    The Manager provides the Fund and the Portfolio with general office facilities and supervises the overall administration of the Fund and the Portfolio, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Fund's or the Portfolio's independent contractors and agents; the preparation and filing of all documents required for compliance by the Fund and the Portfolio with applicable laws and regulations; and arranging for the maintenance of books and records of the Fund or the Portfolio. Trustees, officers, and investors in the Trust and the Portfolio Trust are or may be or may become interested in the Manager, as directors, officers, employees, or otherwise and directors, officers and employees of the Manager are or may become similarly interested in the Trust and the Portfolio Trust.

    Prior to September 5, 2000, administrative services were provided to the Trust by CFBDS, Inc. ("CFBDS") and to the Portfolio Trust by Signature Financial Group (Cayman) Ltd. ("SFG").

    Each Management Agreement provides that the Manager may render services to others. Each Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Portfolio Trust or the Trust, as the case may be, when authorized either by a vote of a majority of the outstanding voting securities of the Portfolio or Fund or by a vote of a majority of the Board of Trustees of the Portfolio Trust or the Trust, or by the Manager on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Management Agreement with the Portfolio Trust provides that neither the Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the Portfolio, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement with the Portfolio Trust. The Management Agreement with the Trust provides that neither the Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any omission in the administration or management of the Trust or the performance of its duties under the Management Agreement, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement with the Trust.

    The Prospectus for the Fund contains a description of the fees payable to the Manager for services under the Management Agreements. The Manager may reimburse the Fund or Portfolio or waive all or a portion of its management fees.

    For the fiscal years ended December 31, 1998, 1999 and 2000, the fees paid to Citibank, N.A., the former investment adviser to the Portfolio, under a prior advisory agreement were $235,934, $228,067 and $ , respectively.

    The Manager may retain a sub-administrator.

DISTRIBUTOR

    Salomon Smith Barney, 388 Greenwich Street, New York, New York 10013, serves as the Distributor of the Fund's shares pursuant to a Distribution Agreement with the Trust with respect to each class of shares of the Fund (the "Distribution Agreement"). Under the Distribution Agreement, Salomon Smith Barney is obligated to use its best efforts to sell shares of the Fund.

    The Distribution Agreement is terminable as to a class of shares of the Fund, with or without cause, without penalty, on 60 days' notice by the Board of Trustees of the Trust or by vote of holders of a majority relevant class of the Fund's outstanding voting securities, or on 90 days' notice by Salomon Smith Barney. Unless otherwise terminated, the Distribution Agreement shall continue for successive annual periods so long as such continuance is specifically approved at least annually by (a) the Trust's Board of Trustees, or (b) by a vote of a majority (as defined in the 1940 Act) of the relevant class of the Fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Board members of the Trust who are not interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, as defined in the 1940 Act and the rules and regulations thereunder.

    The Citi Shares of the Fund have adopted a Service Plan (the "Service Plan") in accordance with Rule 12b-1 under the 1940 Act. Under the Service Plan, the Citi Shares of the Fund may pay the Distributor, a broker-dealer or financial institution that has entered into a service agreement with the Distributor concerning the Citi Shares of the Fund or others a monthly distribution and service fee at an annual rate not to exceed 0.25% of the average daily net assets represented by the Citi Shares of the Fund.

    The Service Plan permits the Fund to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for by the Plan, the Fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. Citi Shares of the Fund will pay the fees to the Distributor and others until the Service Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or other recipient's expenses in excess of fees received or accrued through the termination date will be the Distributor's or other recipient's sole responsibility and not obligations of the Fund.

    The Service Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trust's Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (for purposes of this paragraph "Qualified Trustees"). The Service Plan requires that the Trust and the Distributor provide to the Board of Trustees, and the Board of Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Service Plan. The Service Plan further provides that the selection and nomination of the Qualified Trustees is committed to the discretion of such Qualified Trustees then in office. The Service Plan may be terminated with respect to the Citi Shares of the Fund at any time by a vote of a majority of the Trust's Qualified Trustees or by a vote of a majority of the outstanding voting securities representing the Fund's Citi Shares. The Service Plan may not be amended to increase materially the amount of the permitted expenses thereunder without the approval of a majority of the outstanding securities representing the Fund's Citi Shares and may not be materially amended in any case without a vote of a majority of both the Trustees and Qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Service Plan for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.

    As contemplated by the Service Plan, the Distributor acts as the agent of the Trust in connection with the offering of Citi Shares of the Fund pursuant to the Distribution Agreement. The Prospectus contains a description of fees payable to the Distributor under the Distribution Agreement. For the fiscal years ended December 31, 1998 and 1999, and the period from January 1, 2000 to September 5, 2000, the fees paid to CFBDS under a prior distribution agreement with respect to Class A shares of the Fund were $43,638 (all of which was voluntarily waived), $58,796 (all of which was voluntarily waived), and $[ ], respectively. For the period from September 5, 2000 to December 31, 2000, the fees paid to Salomon Smith Barney under the Distribution Agreement with respect to Citi Shares of the Fund were $[ ].

CODE OF ETHICS


    The Trust, the Portfolio Trust, the Manager and the Distributor each have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics permits personnel subject to such code to invest in securities, including securities that may be purchased or held by the Fund. However, the codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions.


EXPENSES

    In addition to amounts payable under the Management Agreement and Service Plan, the Fund is responsible for its own expenses, including, among other things, the costs of securities transactions, the compensation of Trustees that are not affiliated with the Manager or the Distributor, government fees, taxes, accounting and legal fees, expenses of communications with shareholders, interest expense and insurance premiums.

TRANSFER AGENT

    The Trust and the Portfolio Trust each have entered into a Transfer Agency and Service Agreement with Citi Fiduciary Trust Company ("Citi Fiduciary") pursuant to which Citi Fiduciary acts as transfer agent for the Fund and the Portfolio. Under the Transfer Agency and Service Agreements, Citi Fiduciary maintains the shareholder and investor account records for the Fund and the Portfolio, handles certain communications between shareholders and the Fund and distributes dividends and distributions payable by the Fund. For these services, Citi Fiduciary receives a monthly fee from the Fund computed on the basis of the number of shareholder accounts it maintains for the Fund during the month and is reimbursed for out-of-pocket expenses. The principal business address of Citi Fiduciary is 25 Broad Street, New York, New York 10004.


    Boston Financial Data Services ("BFDS" or "sub-transfer agent"), P.O. Box 9083, Boston, Massachusetts 02205-9083, serves as the Fund's and the Portfolio's sub-transfer agent. Under the sub-transfer agency agreements, the sub-transfer agent maintains the shareholder and investor account records for the Fund and the Portfolio, handles certain communications between shareholders and the Fund, and distributes dividends and distributions payable by the Fund. For these services, the sub-transfer agent receives from the Fund a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for out-of-pocket expenses.


CUSTODIAN

    The Trust has entered into a Custodian Agreement and a Fund Accounting Agreement with State Street Bank and Trust Company ("State Street"), pursuant to which custodial and fund accounting services, respectively, are provided for the Fund. Among other things, State Street calculates the daily net asset value for the Fund. The Portfolio has entered into a Custodian Agreement with State Street and a Fund Accounting Agreement with State Street Cayman Trust Company, Ltd. ("State Street Cayman"). Securities may be held by a sub-custodian bank approved by the Trustees or their delegate. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110. The principal business address of State Street Cayman is P.O. Box 2508 GT, Grand Cayman, British West Indies.


AUDITORS

    PricewaterhouseCoopers LLP are the independent accountants for the Fund, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC. The address of PricewaterhouseCoopers LLP is 160 Federal Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP are the chartered accountants for the Portfolio Trust. The address of PricewaterhouseCoopers LLP is Suite 3000, Box 82, Royal Trust Towers, Toronto Dominion Center, Toronto, Ontario, Canada M5X 1G8.

COUNSEL

    Bingham Dana LLP, 150 Federal Street, Boston, MA 02110, serves as counsel for the Fund.

                          9.  PORTFOLIO TRANSACTIONS

    The Trust trades securities for the Fund if it believes that a transaction net of costs (including custodian charges) will help achieve the Fund's investment objectives. Changes in the Fund's investments are made without regard to the length of time a security has been held, or whether a sale would result in the recognition of a profit or loss. Therefore, the rate of turnover is not a limiting factor when changes are appropriate. The amount of brokerage commissions and realization of taxable capital gains will tend to increase as the level of Portfolio activity increases. Specific decisions to purchase or sell securities for the Fund are made by a portfolio manager who is an employee of the Manager and who is appointed and supervised by its senior officers. The portfolio manager may serve other clients of the Manager in a similar capacity.

    The primary consideration in placing portfolio securities transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Manager attempts to achieve this result by selecting broker-dealers to execute transactions on behalf of the Fund and other clients of the Manager on the basis of their professional capability, the value and quality of their brokerage services, and the level of their brokerage commissions. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), the Manager normally seeks to deal directly with the primary market makers, unless in its opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the Manager on the tender of the Fund's securities in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for the Fund by the Manager. At present no other recapture arrangements are in effect.


    In connection with the selection of brokers or dealers and the placing of portfolio securities transactions, brokers or dealers may be selected who also provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to the Fund and/or the other accounts over which the Manager or its affiliates exercise investment discretion. The Manager is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the Manager determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer. This determination may be viewed in terms of either that particular transaction or the overall responsibilities which the Manager and its affiliates have with respect to accounts over which they exercise investment discretion. The Trustees of the Trust periodically review the commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits to the Fund.


    The investment advisory fee that the Fund pays to the Manager will not be reduced as a consequence of the Manager's receipt of brokerage and research services. While such services are not expected to reduce the expenses of the Manager, the Manager would, through the use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff or obtain such services independently.

    In certain instances there may be securities that are suitable as an investment for the Fund as well as for one or more of the Manager's other clients. Investment decisions for the Fund and for the Manager's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could adversely affect the price of or the size of the position obtainable in a security for the Fund. When purchases or sales of the same security for the Fund and for other portfolios managed by the Manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large volume purchases or sales.


    For the fiscal years ended December 31, 1998, 1999 and 2000, the Portfolio paid no brokerage commissions.


            10. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

    The Trust's Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest (without par value) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. The Trust has reserved the right to create and issue additional series and classes of shares. Each share of each class of each series represents an equal proportionate interest in the series with each other share of that class. Shares of each series participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences among classes of shares in a series). Shares of each series are entitled to vote separately to approve advisory agreements or changes in investment policy, but shares of all series may vote together in the election or selection of Trustees and accountants for the Trust. In matters affecting only a particular series or class, only shares of that series or class are entitled to vote.


    Shareholders of the Fund are entitled to one vote for each dollar of net asset value (number of shares of the Fund owned times net asset value per share) of the Fund, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders but the Trust will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Trust's Declaration of Trust.

    At any meeting of shareholders of any series, a Service Agent may vote any shares of which it is the holder of record and for which it does not receive voting instructions proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Service Agent is the agent of record. Shares have no preference, preemptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below.

    The Trust or any series or class of the Trust may merge or consolidate or may sell, lease or exchange all or substantially all of its assets if authorized at any meeting of shareholders by a majority of the outstanding voting securities of the Trust voting as a single class or of the affected series or class, or by the written consent, without a meeting, of the holders of shares representing a majority of the voting power of the outstanding shares of the Trust voting as a single class, or of the affected series or class. The Trust may be terminated at any time by a vote of a majority of the outstanding voting securities of the Trust or by the Trustees by written notice to the shareholders. Any series of the Trust, or any class of any series, may be terminated at any time by a vote of a majority of the outstanding voting securities of the holders of shares of that series or class, or by the Trustees by written notice to the shareholders of that series or class. If not so terminated, the Trust will continue indefinitely.

    The Fund's Transfer Agent maintains a share register for shareholders of record. Share certificates are not issued.

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust of the Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, Trustees Emeritus, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.


    The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust of the Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

    The Portfolio is a series of the Portfolio Trust, organized as a trust under the laws of the State of New York. The Portfolio Trust's Declaration of Trust provides that investors in the Portfolio (e.g., other investment companies (including the Fund), insurance company separate accounts and common and commingled trust funds) are each liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. It is not expected that the liabilities of the Portfolio would ever exceed its assets.

    Each investor in the Portfolio, including the Fund, may add to or withdraw from its investment in the Portfolio on each Business Day. As of the close of regular trading on each Business Day, the value of each investor's beneficial interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, that represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals that are to be effected on that day are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of regular trading on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of regular trading on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of the close of regular trading on the next following Business Day.

                                 11. TAX MATTERS
TAXATION OF THE FUND AND PORTFOLIO

    The Fund has elected to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition of the Fund's portfolio assets. Provided all such requirements are met and all of the Fund's net investment income and net realized capital gains are distributed to shareholders in accordance with the timing requirements imposed by the Code, no federal income or excise taxes generally will be required to be paid by the Fund. If the Fund should fail to qualify as a "regulated investment company" for any year, the Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders. The Portfolio Trust believes the Portfolio also will not be required to pay any federal income taxes.

TAXATION OF SHAREHOLDERS

    TAXATION OF DISTRIBUTIONS; FEDERAL. Shareholders of the Fund will generally have to pay federal income taxes on the dividends and capital gain distributions they receive from the Fund. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or in additional shares. Because the Fund expects to earn primarily interest income, it is expected that no Fund dividends will qualify for the dividends received deduction for corporations. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), whether made in cash or in additional shares, are taxable to shareholders as long-term capital gains without regard to the length of time the shareholders have held their shares. Any Fund dividend that is declared in October, November or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared.

    Any Fund distribution will have the effect of reducing the per share net asset value of shares in the Fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

    TAXATION OF DISTRIBUTIONS; STATE. Although shareholders of the Fund generally will have to pay state and local taxes on the dividends and capital gain distributions they receive from the Fund, distributions of the Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but not generally from capital gains realized upon the dispositions of such obligations) may be exempt from state and local taxes. Shareholders are urged to consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.

    SPECIAL CONSIDERATIONS FOR NON-U.S. PERSONS. The Fund will withhold tax payments at the rate of 30% (or any lower rate permitted under an applicable treaty) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdiction.

    BACKUP WITHHOLDING. The account application asks each new shareholder to certify that the shareholder's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. If a shareholder fails to provide this information, or otherwise violates IRS regulations, the Fund may be required to withhold tax at the rate of 31% on certain distributions and redemption proceeds paid to that shareholder. Backup withholding will not, however, be applied to payments that have been subject to 30% withholding.

    DISPOSITION OF SHARES. In general, any gain or loss realized upon a taxable disposition of shares of the Fund by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss. However, any loss realized upon a redemption of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales.

    EFFECTS OF CERTAIN INVESTMENTS. The Fund's and the Portfolio's transactions in options, short sales "against the box," futures contracts and forward contracts will be subject to special tax rules that may affect the amount, timing, and character of Fund or Portfolio income and distributions to shareholders. For example, certain positions held by the Fund or the Portfolio on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Fund or the Portfolio that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute straddles, and may be subject to special tax rules that would cause deferral of Fund or Portfolio losses, adjustments in the holding periods of securities held by the Fund or the Portfolio and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles which may alter the effects of these rules. The Fund and the Portfolio each intend to limit its investment activities in options, futures contracts and forward contracts to the extent necessary to meet the requirements of Subchapter M of the Code.

                          12.  FINANCIAL STATEMENTS


    To be added by amendment.

                                    PART C

Item 23. Exhibits.

           * a(1)        Declaration of Trust of Registrant
 *,*** and
    ******** a(2)        Amendments to Registrant's Declaration of Trust
           * b(1)        Amended and Restated By-Laws of Registrant
           * b(2)        Amendments to Amended and Restated By-Laws of
                         Registrant
             d           Form of Management Agreement between the Registrant and
                         SSB Citi Mutual Fund Management Inc., as manager of
                         Citi Short-Term U.S. Government Income Fund
    ******** e           Distribution Agreement between the Registrant and
                         Salomon Smith Barney, Inc. ("Salomon Smith Barney"), as
                         distributor with respect to shares of Citi Short-Term
                         U.S. Government Income Fund
           * g           Custodian Contract between the Registrant and State
                         Street Bank and Trust Company ("State Street"), as
                         custodian
          ** h(1)        Amended and Restated Administrative Services Plan of
                         the Registrant with respect to Citi Short-Term U.S.
                         Government Income Fund
             h(2)        Form of Administrative Services Agreement between the
                         Registrant and SSB Citi Mutual Fund Management Inc., as
                         administrator with respect to Citi Short-Term U.S.
                         Government Income Fund
        **** h(3)(i)     Form of Shareholder Servicing Agreement between the
                         Registrant and Citibank, N.A., as shareholder servicing
                         agent for Citi Short-Term U.S. Government Income Fund
        **** h(4)(ii)    Form of Shareholder Servicing Agreement between the
                         Registrant and a federal savings bank, as shareholder
                         servicing agent for Citi Short-Term U.S. Government
                         Income Fund
    ******** h(5)        Transfer  Agency and Service Agreement between the
                         Registrant and Citi Fiduciary Trust Company, as
                         transfer agent
           * h(6)        Accounting  Services  Agreement between the Registrant
                         and State Street, as Fund accounting agent
          ** i           Opinion and consent of counsel
    ******** m(1)        Amended and Restated Distribution Plan of the
                         Registrant for Citi Shares of Citi Short-Term
                         U.S. Government Income Fund
             m(2)        Form of Service Plan for Citi Shares of Citi Short-Term
                         U.S. Government Income Fund
    ******** o           Multiple Class Plan of the Registrant
     ******* p(1)        Code of Ethics for the Registrant
    ******** p(2)        Code of Ethics for Salomon Smith Barney
     ******* p(3)        Code of Ethics for Citibank, N.A. and SSB Citi Mutual
                         Fund Management Inc.
    *, ***** q(1)        Powers of Attorney for the Registrant
and filed herewith
  **, ****** q(2)        Powers of Attorney for The Premium Portfolios
and filed herewith
---------------------
       * Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-6540) as filed with the Securities and Exchange Commission on February 20, 1998.
      ** Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 33-6540) as filed with the Securities and Exchange Commission on December 16, 1998.
     *** Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-6540) as filed with the Securities and Exchange Commission on December 21, 1998
    **** Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File No. 33-6540) as filed with the Securities and Exchange Commission on February 16, 1999.
   ***** Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (file No. 33-6540) as filed with the Securities and Exchange Commission on April 16, 1999.
  ****** Incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-6540) as filed with the Securities and Exchange Commission on February 28, 2000.
 ******* Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-6540) as filed with the Securities and Exchange Commission on June 16, 2000.
******** Incorporated herein by reference to Post-Effective Amendment No.
         36 to the Registrant's Registration Statement on Form N-1A (File
         No. 33-6540) as filed with the Securities and Exchange Commission on September 28, 2000.

Item 24.  Persons Controlled by or under Common Control with Registrant.

      Not applicable.

Item 25.  Indemnification.

      Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, filed as an Exhibit to Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A; (b) Section 6 of the Distribution Agreement between the Registrant and Salomon Smith Barney filed as an Exhibit to Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A; and
(c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

      The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.


Item 26.  Business and Other Connections of Investment Adviser.


Citibank, N.A. ("Citibank") is a commercial bank offering a wide range of banking and investment services to customers across the United States and around the world. Citibank is a wholly-owned subsidiary of Citicorp, which is, in turn, a wholly-owned subsidiary of Citigroup Inc. Citibank also serves as investment adviser to the following registered investment companies (or series thereof):
The Premium Portfolios (Large Cap Growth Portfolio, International Equity Portfolio, Government Income Portfolio and Small Cap Growth Portfolio), Tax Free Reserves Portfolio, U.S. Treasury Reserves Portfolio, Cash Reserves Portfolio, CitiFunds(R) Tax Free Income Trust (Citi(R) New York Tax Free Income Fund, Citi(R) National Tax Free Income Fund and Citi(R) California Tax Free Income
Fund), CitiFunds(R) Multi-State Tax Free Trust (Citi(R) California Tax Free Reserves, Citi(R) New York Tax Free Reserves and Citi(R) Connecticut Tax Free Reserves), CitiFunds(R) Institutional Trust (Citi(R) Institutional Cash Reserves) and Variable Annuity Portfolios (CitiSelect(R) VIP Folio 200 Conservative, CitiSelect(R) VIP Folio 300 Balanced, CitiSelect(R) VIP Folio 400 Growth, CitiSelect(R) VIP Folio 500 Growth Plus and CitiFunds(R) Small Cap Growth VIP Portfolio). Citibank and its affiliates manage assets in excess of $351 billion worldwide. The principal place of business of Citibank is located at 399 Park Avenue, New York, New York 10043.


Victor J. Menezes is the Chairman and a Director of Citibank. William R. Rhodes,
H. Onno Ruding and Allan S. MacDonald are Vice Chairmen and Directors of Citibank. The other Directors of Citibank are Paul J. Collins, Vice Chairman of Citigroup Inc. and Robert I. Lipp, Chairman and Chief Executive Officer of The Travelers Insurance Group Inc. and of Travelers Property Casualty Corp., Marjorie Magner, Petros K. Sabatacokis and Robert S. Willumstad.

      The following persons have the affiliations indicated:

Paul J. Collins              Director, Kimberly-Clark Corporation
                             Director, Nokia Corporation

Robert I. Lipp               Chairman, Chief Executive Officer and
                             President, Travelers Property Casualty Corp.

William R. Rhodes            Director, Private Export Funding
                               Corporation
                             Director, Conoco, Inc.

H. Onno Ruding               Supervisory Director,  Amsterdamsch Trustees
                              Cantoor B.V.
                             Director, Pechiney S.A.
                             Advisory Director,  Unilever NV and Unilever PLC
                             Director, Corning Incorporated


Item 27.  Principal Underwriters.


     (a) Salomon Smith Barney Inc., the Registrant's distributor is also the distributor for the following CitiFunds funds: Citi(R) FORTUNE 500 Index Fund, Citi(R) FORTUNE e-50 Index Fund, Citi(R) Nasdaq-100 Index Fund, Citi(R) Small Cap Index Fund, Citi(R) U.S. 1000 Fund, Citi(R) Technology Index Fund, Citi(R) U.S. Bond Index Fund, Citi(R) Global Titans Index Fund, Citi(R) Financial Services Index Fund, Citi(R) Health Sciences Index Fund, Citi(R) National Tax Free Income Fund, Citi(R) California Tax Free Income Fund, Citi(R) New York Tax Free Income Fund, Citi(R) Short-Term U.S. Government Income Fund, Citi(R) Cash Reserves, Citi(R) U.S. Treasury Reserves, Citi(R) Tax Free Reserves, Citi(R) New York Tax Free Reserves, Citi(R) California Tax Free Reserves, Citi(R) Connecticut Tax Free Reserves, Citi(R) Premium Liquid Reserves; Citi(R) Premium U.S. Treasury Reserves, Citi(R) Institutional Liquid Reserves, Citi(R) Institutional U.S. Treasury Reserves, Citi(R) Institutional Tax Free Reserves, Citi(R) Institutional Cash Reserves, CitiSelect(R) VIP Folio 200 Conservative, CitiSelect(R) VIP Folio 300 Balanced, CitiSelect(R) VIP Folio 400 Growth and CitiSelect(R) VIP Folio 500 Growth Plus. Salmon Smith Barney Inc. is also the placement agent for Government Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Cash Reserves Portfolio, Tax Free Reserves Portfolio and U.S. Treasury Reserves Portfolio.


     Salomon Smith Barney, Inc. is also the distributor for the following Smith Barney funds: Smith Barney Diversified Large Cap Growth Fund, Smith Barney Small Cap Growth Opportunities, Smith Barney International Large Cap Fund, Consulting Group Capital Markets Funds, Concert Investment Series, Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Concert Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Trust, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

     (b) The information required by this Item 27 with respect to each director, officer and partner of Salomon Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Salomon Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

     (c) Not applicable.

Item 28.  Location of Accounts and Records.

      The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

   NAME                                       ADDRESS

   Salomon Smith Barney, Inc.                 388 Greenwich Street
   (distributor)                              New York, NY 10013

   State Street Bank and Trust Company        1776 Heritage Drive
   (custodian and fund accounting agent)      North Quincy, MA 02171

   Citi Fiduciary Trust Company               388 Greenwich Street
   (transfer agent)                           New York, NY 10013

   Citibank, N.A.                             153 East 53rd Street
   (investment adviser)                       New York, NY 10043


   SHAREHOLDER SERVICING AGENTS

   Citibank, N.A.                             450 West 33rd Street
                                              New York, NY 10001

   Citibank, N.A. - Citigold                  Citicorp Mortgage Inc. - Citigold
                                              15851 Clayton Road
                                              Ballwin, MO 63011

   Citibank, N.A. - The Citibank              153 East 53rd Street
   Private Bank                               New York, NY 10043

   Citibank, N.A. - Citibank Global           153 East 53rd Street
   Asset Management                           New York, NY 10043

   Citibank, N.A. - North American            111 Wall Street
   Investor Services                          New York, NY 10094

   Citicorp Investment Services               One Court Square
                                              Long Island City, NY 11120


Item 29.  Management Services.

      Not applicable.


Item 30.  Undertakings.

      Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 15th day of February, 2001.

                                          CITIFUNDS FIXED INCOME TRUST

                                          By:   Heath B. McLendon
                                             ------------------------------
                                                Heath B. McLendon
                                                President

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on February 15, 2001.

              Signature                               Title
              ---------                               -----

   Heath B. McLendon                   President, Principal Executive
----------------------------           Officer and Trustee
   Heath B. McLendon

   Lewis E. Daidone*                   Principal Financial Officer and
----------------------------           Principal Accounting Officer
   Lewis E. Daidone

   Riley C. Gilley*                    Trustee
----------------------------
   Riley C. Gilley

   Diana R. Harrington*                Trustee
----------------------------
   Diana R. Harrington

   Susan B. Kerley*                    Trustee
----------------------------
   Susan B. Kerley

   C. Oscar Morong, Jr.*               Trustee
----------------------------
   C. Oscar Morong, Jr.

   E. Kirby Warren*                    Trustee
----------------------------
   E. Kirby Warren

*By: Thomas C. Mandia
    ------------------------
     Thomas C. Mandia
     Executed by Thomas C. Mandia
     on behalf of those indicated
     pursuant to Powers of Attorney.

                                   SIGNATURES

      The Premium Portfolios has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Fixed Income Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in New York, New York, on the 15th day of February, 2001.

                                    THE PREMIUM PORTFOLIOS
                                    on behalf of Government Income Portfolio

                                    By: Heath B. McLendon
                                       ------------------------------
                                        Heath B. McLendon,
                                        President of
                                        The Premium Portfolios

      This Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Fixed Income Trust has been signed by the following persons in the capacities indicated on February 15, 2001.

             Signature                              Title
             ---------                              -----

   Heath B. McLendon               President, Principal Executive
----------------------------         Officer and Trustee
   Heath B. McLendon

   Lewis E. Daidone*               Principal Financial Officer and
----------------------------       Principal Accounting Officer
   Lewis E. Daidone

   Elliott J. Berv*                  Trustee
----------------------------
   Elliott J. Berv

   Mark T. Finn*                     Trustee
----------------------------
   Mark T. Finn

   C. Oscar Morong, Jr.*             Trustee
----------------------------
   C. Oscar Morong, Jr.

   Walter E. Robb, III*              Trustee
----------------------------
   Walter E. Robb, III

   E. Kirby Warren*                  Trustee
----------------------------
   E. Kirby Warren

*By: Thomas C. Mandia
    ------------------------
     Thomas C. Mandia
     Executed by Thomas C. Mandia
     on behalf of those
     indicated as attorney
     in fact.

                                  EXHIBIT INDEX

             Exhibit
             No.:        Description:
             -------     ------------
             d           Form of Management Agreement between the Registrant and
                         SSB Citi Mutual Fund Management Inc., as manager of
                         Citi Short-Term U.S. Government Income Fund

             h(2) Form of Administrative Services Agreement between the Registrant and SSB Citi Mutual Fund Management Inc., as administrator with respect to Citi Short-Term U.S. Government Income Fund

             m(2) Form of Service Plan for Citi Shares of Citi Short-Term U.S. Government Income Fund

             q(1)        Power of Attorney for the Registrant

             q(2)        Power of Attorney for the Premium Portfolios